UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-05104

Capital World Bond Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: March 31, 2014

Courtney R. Taylor

Capital World Bond Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

Capital World Bond Fund® Semi-annual report for the six months ended March 31, 2014

Capital World Bond Fund seeks to maximize long-term total return, consistent with prudent management, by investing primarily in a global portfolio of investment-grade bonds denominated in U.S. dollars and other currencies. The fund may also invest in lower quality, high-yield debt securities.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For more than 80 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2014:

Class A shares	1 year	5 years	10 years

Reflecting 3.75% maximum sales charge	-2.35%	5.42%	4.45%

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.91% for Class A shares as of the prospectus dated December 1, 2013.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield and lower rated bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade and higher rated bonds. Bond ratings, which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody’s, Standard & Poor’s and/or Fitch as an indication of an issuer’s creditworthiness. Investing in bonds issued outside the U.S. may be subject to additional risks. They include currency fluctuations, political and social instability, differing securities regulations and accounting standards, higher transaction costs, possible changes in taxation, illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow investors:

The first half of Capital World Bond Fund’s fiscal year was a period in which many government bonds, corporate issues and other types of credit recorded gains. Against this supportive backdrop, the fund produced a total return of 3.04% for the six months ended March 31, 2014.

The fund’s result outpaced that of the unmanaged Barclays Global Aggregate Index, which generated a return of 1.95%. Fund investors received dividends totaling 35 cents a share; those who reinvested their dividends earned an income return of 1.73%, while investors who took their dividends in cash earned 1.72%. Relative to the market index, the fund’s six-month result was helped most by strong bond selection, including investments in certain peripheral European nations. Currency positioning was also helpful, with the portfolio’s lower relative exposure to the Japanese yen a notable positive.

Results at a glance

For periods ended March 31, 2014, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime[1]

Capital World Bond Fund (Class A shares)	3.04%	1.46%	6.23%	4.85%	6.86%
Barclays Global Aggregate Index[2]	1.95	1.88	5.10	4.50	6.78
Lipper Global Income Funds Index	2.86	0.95	7.91	4.78	—	[3]

[1]	Since August 4, 1987.
[2]	The Barclays Global Aggregate Index began on December 31, 1989. For the period August 4, 1987, to December 31, 1989, the Citigroup World Government Bond Index was used. The indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.
[3]	This index did not exist prior to December 30, 1988.

Capital World Bond Fund	1

Meanwhile, the Lipper Global Income Funds Index — a peer group measure — gained 2.86% over the six months. The fund’s longer term approach to investing has, we believe, helped sustain its 10-year advantage over its benchmark and peers (see table on page 1).

United States

The domestic recovery continued, though there have been some ups and downs along the way. Severe cold weather at the end of 2013 appeared to temporarily disrupt the favorable trend in job growth. Meanwhile, the recovery in the U.S. housing market also lost some momentum recently due to a decline in affordability (as measured by a combination of home prices and mortgage rates).

The Federal Reserve announced in December 2013 that, starting January, it would reduce its $85 billion worth of monthly bond purchases by $10 billion each month —a change of tack that the market had been anticipating for quite some time.

Among U.S. Treasuries of short and intermediate maturity, yields (which move inversely to prices) generally moved higher over the six months through March 31, 2014. Still, bond market sentiment proved relatively resilient and demand for safe-haven assets increased at various junctures, boosted by disappointing economic data in the U.S. and in China, as well as escalating tensions between Ukraine and Russia.

U.S. investment-grade corporate bonds generated a 4.08% total return over the period as spreads narrowed by about 0.34 percentage points; high-yield (rated Ba/BB and below) corporates gained 6.67%.

As of March 31, 2014, 12.5% of the portfolio was invested in corporate bonds from the U.S. (alongside 11.5% in corporates from elsewhere). Excluding cash, U.S.-dollar-denominated debt accounted for 43.6% of the fund’s portfolio, before currency hedging. This amount included 13.8% in U.S. Treasury bonds and notes. During the period, portfolio managers significantly reduced fund investments in mortgage-backed securities as valuations appeared unattractive given the Fed’s tapering and the possibility of higher interest rates.

Europe

The euro zone’s gradual recovery continued, with growth spreading to some peripheral nations. The most recent data indicated that the European economy grew at an annualized rate of 1.1% in the fourth quarter of 2013 — the third straight quarter of positive movement. However, unemployment remained near a record high of 12%.

2	Capital World Bond Fund

Meanwhile, ongoing disinflation raised market expectations that the European Central Bank may consider quantitative easing — helping to keep yields broadly on a downward trend while driving peripheral spreads tighter. Spanish and Italian bonds posted among the highest returns in Europe as yields touched multi-year lows.

Investments in euro-zone bonds amounted to 24.1% of the fund’s portfolio (before currency hedging), at the end of the period. Government issues from Spain, Ireland, Germany, Portugal and Italy were among the larger holdings. The fund was also invested in a selection of other European countries. Over the period, portfolio managers increased the fund’s exposure to the euro, though — compared to the Barclays Global Aggregate Index — the fund’s exposure to the currency continued to be relatively low.

Other developed markets

In absolute terms, the fund’s exposure to Japan (6.7%, before currency hedging) remains significant. That said, the fund’s smaller investment in Japanese government bonds compared to the market index helped its six-month result (as did its relatively low exposure to the yen). The yen weakened by about 5% versus the U.S. dollar, and Japanese bond returns were broadly negative for U.S. dollar-based investors.

Toward the end of the period, weaker-than-expected economic data added to concerns that April’s sales tax hike (to 8% from 5%) could derail Japan’s recovery. The Bank of Japan resisted calls for additional stimulus. Nevertheless, Prime Minister Shinzō Abe reiterated his government’s pledge to “take necessary measures” to reverse two decades of deflation.

Developing markets

Among developing-country bonds, six-month returns for U.S. dollar-denominated issues generally outpaced those of their local-currency counterparts. Many developing-country currencies appeared to stabilize against the U.S. dollar toward the end of the period; a few continued to come under pressure. In response, central banks in several countries — including Turkey and Russia — raised official interest rates.

At the end of the period, developing-country bonds amounted to 20.7% of the portfolio (before currency hedging), including 12.2% in local-currency bonds. Investments in Polish bonds were among the fund’s largest developing-country exposures. Mexican government bonds were also a significant holding; portfolio managers anticipate that domestic economic reforms and a potential strengthening of the U.S. recovery should be supportive of total returns.

Capital World Bond Fund	3

Looking ahead

In our view, the global economic environment is still improving. However, this overall trend is unfolding in a muted and unsynchronized manner. Favorable data in the U.S., Europe and some developed countries have been somewhat offset by disappointing figures from China and Japan. Meanwhile, certain other developing economies are contending with their own specific challenges, including significant current account or budget deficits and political upheaval.

In the near term, we remain cognizant of the possibility that key drivers of global growth could disappoint. Though employment gains and other positive economic signs are evident in the U.S., the tailwind to growth provided by housing appears to be weakening. And in Europe and Japan, economic growth is far from robust. We are also mindful that there could be bouts of volatility amid changing market expectations around monetary policy in the U.S. and elsewhere.

Given the possible fragility in the global outlook and varied country-specific risks, it seems timely to note that this fund’s portfolio avoids heavy concentrations. We believe that it makes a lot of sense to invest in bonds through a globally diversified, actively managed fund with many distinct potential sources of total return.

Thank you for your continued support. We look forward to reporting to you again in six months.

Cordially,

Mark H. Dalzell
President

May 9, 2014

For current information about the fund, visit americanfunds.com.

The fund’s 30-day yield for Class A shares as of April 30, 2014, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 1.88%. The fund’s 12-month distribution rate for Class A shares as of that date was 2.08%. Both reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities, while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

4	Capital World Bond Fund

Portfolio summary March 31, 2014	unaudited

Portfolio by type of security	Percent of net assets

Bonds & notes of governments & government agencies outside the U.S.		Percent of net assets
Euro zone*:
Spain	8.6%
Ireland	3.2
Germany	2.2
Portugal	1.8
Italy	1.6
Belgium	1.0
Slovenia	0.8
Greece	0.7
Netherlands	0.6
Other	0.2	20.7%
Japan		6.6
Poland		4.3
Mexico		3.8
Hungary		2.4
United Kingdom		1.9
Colombia		1.3
Sweden		1.3
South Korea		1.3
Russian Federation		0.7
Other		7.4
		51.7%

*	Countries using the euro as a common currency: Austria, Belgium, Cyprus, Estonia, Finland, France, Germany, Greece, Ireland, Italy, Latvia, Luxembourg, Malta, the Netherlands, Portugal, Slovakia, Slovenia and Spain.

Capital World Bond Fund	5

Where the fund’s assets are invested ... and how those markets have done over the past six months as of March 31, 2014.

	Capital World Bond Fund		Bond market total returns[1] six months ended March 31, 2014
Currency weighting by country	Before forward contracts	After forward contracts	In local currency		In U.S. dollars
United States[2]	49.2%	49.5%	1.8%		1.8%
EMU[3]	24.1	21.4	4.3		6.1
Japan	6.7	10.0	0.9		-3.8
Mexico	3.8	3.5	2.9		3.9
Poland	3.6	2.8	2.8		6.4
United Kingdom	3.2	4.9	1.3		4.3
Sweden	1.3	0.7	2.8		1.8
Colombia	1.2	1.2	5.0	[4]	1.7	[4]
South Korea	1.2	1.2	1.3		2.3
Hungary	0.8	0.8	0.0		0.0
Brazil	0.7	0.8	3.5	[4]	2.1	[4]
Norway	0.7	0.7	1.8		2.1
Russian Federation	0.7	0.3	-2.0	[4]	-9.6	[4]
Canada	0.6	0.4	3.2		-4.0
Israel	0.5	0.5	—	[5]	—	[5]
South Africa	0.4	0.4	1.1		-2.9
Australia	0.3	0.2	1.9		1.0
Turkey	0.3	0.2	0.8	[4]	-4.6	[4]
Malaysia	0.2	0.2	0.8		0.7
Philippines	0.2	0.1	-5.1	[4]	-7.8	[4]
Indonesia	0.1	0.1	6.6	[4]	7.1	[4]
Chile	0.1	0.1	3.6		-5.4
Peru	0.1	0.0	-0.9	[4]	-1.9	[4]

[1]	Source: Barclays Global Aggregate Index.
[2]	Includes U.S. dollar-denominated debt of other countries, totaling 15.7%.
[3]	Countries using the euro as a common currency: Austria, Belgium, Cyprus, Estonia, Finland, France, Germany, Greece, Ireland, Italy, Latvia, Luxembourg, Malta, the Netherlands, Portugal, Slovakia, Slovenia and Spain. Euro-denominated debt includes corporate and European government debt.
[4]	Source: JP Morgan GBI–EM Broad Diversified Index.
[5]	This market is not included in the Barclays Global Aggregate Index or the JP Morgan GBI–EM Broad Diversified Index.

6	Capital World Bond Fund

Summary investment portfolio March 31, 2014	unaudited

Bonds, notes & other debt instruments 94.38%	Principal amount (000)	Value (000)	Percent of net assets
Euros 24.12%
Spanish Government:
4.50% 2018	€235,480	US$ 360,793
5.85% 2022	83,675	139,807
5.40% 2023	296,080	481,736	8.61%
3.80% 2024	46,430	67,041
3.75%–5.50% 2017–2044	30,815	48,545
Irish Government:
4.50% 2020	115,680	181,598
3.40% 2024	141,705	201,668	3.19
5.40% 2025	14,250	23,576
German Government:
Series 159, 2.00% 2016	42,755	60,985
Series 7, 4.00% 2018	56,085	87,865	2.19
3.00% 2020	33,890	52,790
0.50%–6.25% 2017–2042	47,229	78,119
Portuguese Government:
4.75% 2019	62,920	94,221
3.85% 2021	19,350	27,391	1.75
5.65% 2024	32,525	50,620
4.10% 2037	39,825	51,097
Italian Government:
5.00% 2022	41,595	65,899
4.50% 2024	42,600	64,757	1.61
3.50%–5.50% 2018–2044	49,075	74,589
Belgium (Kingdom of):
Series 72, 2.60% 2024	37,940	54,103	1.04
1.25%–3.75% 2018–2045	53,530	77,846
Hungarian Government 3.875%–6.00% 2018–2020	51,815	79,490	.62
Netherlands Government Eurobond 1.25% 2019	43,300	60,876	.48
Other securities		589,970	4.63
		3,075,382	24.12

Japanese yen 6.65%
Japanese Government:
Series 317, 0.10% 2014	¥8,426,200	81,650
Series 269, 1.30% 2015	15,039,000	147,462
Series 284, 1.70% 2016	7,700,000	77,832
Series 315, 1.20% 2021	11,129,800	114,079	6.60
Series 136, 1.60% 2032	6,778,250	68,494
Series 21, 2.30% 2035	8,435,000	92,339
0.10%–2.40% 2015–2042[1]	25,256,370	259,383
Other securities		7,296	.05
		848,535	6.65

Capital World Bond Fund	7

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)	Percent of net assets
Mexican pesos 3.80%
United Mexican States Government:
Series M, 5.00% 2017	MXN	640,000	US$ 50,039
Series M10, 7.75% 2017		876,000	74,102
Series M, 6.50% 2021		1,162,500	93,310	3.77%
Series M30, 10.00% 2036		561,400	57,115
2.00%–10.00% 2015–2042[1]		2,498,852	206,653
Other securities			3,598	.03
			484,817	3.80

Polish zloty 3.58%
Polish Government:
Series 1017, 5.25% 2017	PLN	532,915	187,447
Series 1020, 5.25% 2020		217,150	77,357
Series 1021, 5.75% 2021		175,895	64,511	3.58
Series 0922, 5.75% 2022		228,285	83,961
2.50%–4.00% 2018–2023		136,930	43,715
			456,991	3.58

British pounds 3.16%
United Kingdom:
3.75% 2020		£45,000	82,064
3.75% 2021		31,400	57,219	1.96
1.75%–4.75% 2015–2044		63,990	110,582
Other securities			152,851	1.20
			402,716	3.16

Swedish kronor 1.32%
Swedish Government:
Series 105, 3.50% 2022	SKr	290,745	50,193	1.26
3.00%–6.75% 2014–2028[1]		624,183	111,121
Other securities			7,125	.06
			168,439	1.32

South Korean won 1.24%
South Korean Government:
5.50% 2017	KRW	76,543,470	77,772
Series 2206, 3.75% 2022		54,961,550	52,814	1.24
Series 2303, 3.00% 2023		29,548,210	26,783
			157,369	1.24

Colombian pesos 1.22%
Colombia (Republic of):
Series B, 5.00% 2018	COP	138,191,300	68,947	1.22
6.00%–12.00% 2015–2028		167,333,600	86,999
			155,946	1.22

Hungarian forints 0.76%
Hungarian Government 5.50%–7.50% 2019–2025	HUF	19,568,000	97,068	.76

8	Capital World Bond Fund

	Principal amount (000)		Value (000)		Percent of net assets
Russian rubles 0.70%
Russian Federation 7.50% 2018	RUB	2,237,850	US$	62,188	.49%
Other securities				27,469	.21
				89,657	.70

Brazilian reais 0.68%
Brazil (Federal Republic of) 6.00% 2018[1]	BRL	133,924		57,975	.45
Other securities				29,017	.23
				86,992	.68

U.S. dollars 43.58%
U.S. Treasury:
1.00% 2017	US$	196,400		196,960
2.75% 2017		54,950		57,981
1.125% 2020		82,925		78,540
1.375% 2020		122,200		117,069
1.625% 2022		210,860		195,147
2.50% 2023		189,728		187,055	13.84
2.75% 2023		112,300		112,819
0.25%–7.50% 2014–2043[2]		674,460		700,312
U.S. Treasury Inflation-Protected Securities:
0.625% 2024[1]		56,555		56,791
0.125%–2.375% 2015–2042[1]		60,072		62,365
Fannie Mae 0%–9.513% 2022–2048[3,4]		197,599		200,414	1.57
Hungarian Government:
5.375% 2023		72,300		73,815	1.04
4.125%–7.625% 2018–2041		54,745		58,921
Polish Government 4.00%–6.375% 2019–2024		80,995		88,551	.69
Freddie Mac 0%–6.00% 2018–2043[3,4]		54,354		53,155	.42
Colombia (Republic of) Global 4.375% 2021		8,300		8,653	.07
United Mexican States Government Global, Series A, 3.625% 2022		7,800		7,827	.06
South Korean Government 5.75% 2014		3,400		3,405	.03
Other securities				3,298,196	25.86
				5,557,976	43.58

Other currencies 3.57%
Other securities				454,444	3.57

Total bonds, notes & other debt instruments (cost: $11,728,273,000)				12,036,332	94.38

Convertible securities 0.02%
U.S. dollars 0.01%
Other securities				1,455	.01

Miscellaneous 0.01%
Other convertible securities in initial period of acquisition				1,221	.01

Total convertible securities (cost: $2,416,000)				2,676	.02

Capital World Bond Fund	9

Preferred securities 0.04%			Value (000)		Percent of net assets
U.S. dollars 0.01%
Other securities			US$	1,231	.01%

Miscellaneous 0.03%
Other preferred securities in initial period of acquisition				3,433	.03

Total preferred securities (cost: $4,648,000)				4,664	.04

Common stocks 0.01%
U.S. dollars 0.01%
Other securities				672	.01

Total common stocks (cost: $736,000)				672	.01

Short-term securities 4.83%	Principal amount (000)
Freddie Mac 0.09%–0.17% due 5/2–10/23/2014	US$	147,300		147,242	1.15
Federal Home Loan Bank 0.06%–0.065% due 4/11–6/25/2014		106,600		106,592	.84
Fannie Mae 0.13% due 6/2/2014		50,000		49,995	.39
Other securities				312,783	2.45

Total short-term securities (cost: $616,601,000)				616,612	4.83
Total investment securities (cost: $12,352,674,000)				12,660,956	99.28
Other assets less liabilities				92,191	.72

Net assets			US$	12,753,147	100.00%

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. Some of these securities (with an aggregate value of $1,257,294,000, which represented 9.86% of the net assets of the fund) were acquired in transactions exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933 and may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. One of these securities (with a value of $1,455,000, a cost of $1,687,000, and which represented .01% of the net assets of the fund) was acquired from 3/10/2010 to 1/21/2011 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject it to legal or contractual restrictions on resale. “Other securities” also includes loan participations and assignments, which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $80,659,000, which represented .63% of the net assets of the fund. “Miscellaneous” and “Other securities” include securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $3,348,000, which represented .03% of the net assets of the fund.

10	Capital World Bond Fund

Forward currency contracts

The fund has entered into forward currency contracts to purchase or sell currencies as shown in the following table. The average notional amount of open forward currency contracts was $1,654,610,000 over the prior 12-month period.

			Contract amount		Unrealized appreciation (depreciation)
	Settlement date	Counterparty	Receive (000)	Deliver (000)	at 3/31/2014 (000)
Purchases:
Brazilian reais	6/30/2014	Barclays Bank PLC	BRL46,350	$19,927	US$ 11
British pounds	4/10/2014	Barclays Bank PLC	£15,746	$26,402	(152)
British pounds	4/15/2014	UBS AG	£40,200	$66,863	148
Euros	4/11/2014	Bank of America, N.A.	€32,147	$44,144	142
Euros	4/11/2014	Bank of America, N.A.	€35,216	$48,828	(314)
Euros	4/14/2014	Barclays Bank PLC	€27,891	$38,669	(247)
Euros	4/25/2014	Citibank	€28,174	$39,200	(388)
Euros	4/28/2014	HSBC Bank	€5,550	$7,657	(11)
Japanese yen	4/7/2014	Bank of New York Mellon	¥11,793,873	$117,059	(2,022)
Japanese yen	4/8/2014	UBS AG	¥8,010,156	$77,000	610
Japanese yen	4/15/2014	UBS AG	¥8,020,873	$77,624	(20)
Japanese yen	4/28/2014	UBS AG	¥5,301,059	$51,854	(487)
Japanese yen	4/30/2014	JPMorgan Chase	¥7,055,146	$69,046	(680)
Mexican pesos	6/30/2014	Barclays Bank PLC	MXN262,558	$19,927	42
South African rand	6/30/2014	Barclays Bank PLC	ZAR107,054	$9,965	58
					US$(3,310)

Sales:
Australian dollars	4/28/2014	HSBC Bank	$1,387	A$1,500	US$ (1)
Australian dollars	4/28/2014	HSBC Bank	$5,458	A$6,000	(95)
Brazilian reais	4/14/2014	Citibank	$4,632	BRL10,920	(162)
Brazilian reais	5/2/2014	Citibank	$4,451	BRL10,100	37
British pounds	4/7/2014	Bank of New York Mellon	$21,332	£12,800	(6)
British pounds	4/23/2014	HSBC Bank	$12,254	£7,375	(39)
British pounds	4/24/2014	HSBC Bank	$2,064	£1,250	(20)
British pounds	4/25/2014	Citibank	$8,575	£5,175	(51)
British pounds	4/28/2014	Bank of New York Mellon	$11,731	£7,100	(104)
British pounds	4/29/2014	UBS AG	$20,912	£12,575	(47)
British pounds	4/30/2014	UBS AG	$5,936	£3,575	(23)
Canadian dollars	4/3/2014	UBS AG	¥2,655,814	C$28,855	(368)
Canadian dollars	4/25/2014	HSBC Bank	$4,900	C$5,500	(72)
Canadian dollars	4/28/2014	HSBC Bank	A$734	C$750	2
Euros	4/3/2014	HSBC Bank	$508	€375	(8)
Euros	4/7/2014	Bank of New York Mellon	¥1,560,103	€11,120	(203)
Euros	4/7/2014	Citibank	$12,433	€9,050	(35)
Euros	4/9/2014	HSBC Bank	$25,960	€18,880	(50)
Euros	4/11/2014	UBS AG	¥1,341,182	€9,560	(175)
Euros	4/14/2014	JPMorgan Chase	$1,594	€1,150	10
Euros	4/15/2014	Bank of America, N.A.	£74,894	€90,275	482
Euros	4/22/2014	JPMorgan Chase	$78,151	€57,650	(1,266)
Euros	4/24/2014	HSBC Bank	$4,995	€3,624	3
Euros	4/29/2014	UBS AG	$33,406	€24,000	344
Euros	4/30/2014	UBS AG	$19,234	€14,000	(52)
Euros	5/2/2014	UBS AG	$3,687	€2,675	2
Euros	5/5/2014	Citibank	$67,916	€50,400	(1,377)
Euros	5/5/2014	Citibank	$12,827	€9,500	(260)
Euros	6/23/2014	Bank of America, N.A.	$80,661	€57,970	808
Euros	6/25/2014	Citibank	£32,670	€39,040	654

Capital World Bond Fund	11

			Contract amount		Unrealized (depreciation) appreciation
	Settlement date	Counterparty	Receive (000)	Deliver (000)	at 3/31/2014 (000)
Sales:
Euros	6/26/2014	Citibank	¥1,488,985	€10,570	US$ (127)
Euros	6/30/2014	Bank of America, N.A.	$26,594	€19,355	(67)
Euros	6/30/2014	Barclays Bank PLC	$52,451	€38,200	(169)
Euros	7/1/2014	HSBC Bank	TRY22,312	€7,222	201
Japanese yen	4/25/2014	HSBC Bank	$30,650	¥3,135,000	273
Mexican pesos	4/4/2014	UBS AG	$11,805	MXN156,470	(177)
Mexican pesos	4/23/2014	HSBC Bank	$16,074	MXN215,525	(256)
Mexican pesos	6/30/2014	Bank of America, N.A.	$26,508	MXN349,540	(76)
Peruvian nuevos soles	4/4/2014	Barclays Bank PLC	$13,438	PEN37,800	— [5]
Philippine pesos	4/10/2014	JPMorgan Chase	$5,887	PHP261,725	53
Polish zloty	4/7/2014	HSBC Bank	€28,443	PLN119,730	(394)
Polish zloty	4/7/2014	Citibank	$3,823	PLN11,650	(28)
Polish zloty	4/11/2014	HSBC Bank	€9,616	PLN40,370	(94)
Polish zloty	6/20/2014	Barclays Bank PLC	€9,454	PLN40,040	(150)
Polish zloty	6/20/2014	HSBC Bank	€15,085	PLN64,050	(294)
Polish zloty	7/1/2014	UBS AG	€9,519	PLN39,940	(20)
Russian rubles	4/7/2014	Citibank	$6,369	RUB232,100	(240)
Russian rubles	4/8/2014	Barclays Bank PLC	$36,743	RUB1,355,800	(1,851)
South African rand	4/7/2014	Credit Suisse AG	$13,353	ZAR144,700	(377)
South Korean won	4/16/2014	Citibank	$7,507	KRW8,000,000	(3)
Swedish kronor	4/3/2014	UBS AG	€18,765	SKr167,850	(81)
Swedish kronor	5/2/2014	UBS AG	£16,538	SKr175,200	508
Swedish kronor	6/13/2014	Citibank	$26,524	SKr169,270	402
Turkish lira	4/24/2014	Bank of New York Mellon	$23,000	TRY51,750	(1,005)
					US$(6,044)

Forward currency contracts - net					US$(9,354)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Index-linked bond whose principal amount moves with a government price index.
[2]	A portion of a security in this range was pledged as collateral. The total value of pledged collateral was $11,252,000, which represented .09% of the net assets of the fund.
[3]	Coupon rate may change periodically.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	Amount less than one thousand.

See Notes to Financial Statements

12	Capital World Bond Fund

Financial statements

Statement of assets and liabilities	unaudited
at March 31, 2014	(dollars in thousands)

Assets:
Investment securities, at value (cost: $12,352,674)		$12,660,956
Cash denominated in currencies other than U.S. dollars (cost: $2,486)		2,486
Cash		857
Unrealized appreciation on open forward currency contracts		4,790
Receivables for:
Sales of investments	$101,792
Sales of fund’s shares	25,481
Closed forward currency contracts	290
Interest	130,473	258,036
		12,927,125
Liabilities:
Unrealized depreciation on open forward currency contracts		14,144
Payables for:
Purchases of investments	119,269
Repurchases of fund’s shares	25,732
Closed forward currency contracts	4,746
Investment advisory services	4,745
Services provided by related parties	4,830
Trustees’ deferred compensation	197
Other	315	159,834
Net assets at March 31, 2014		$12,753,147

Net assets consist of:
Capital paid in on shares of beneficial interest		$12,421,209
Undistributed net investment income		34,082
Accumulated net realized loss		(1,719)
Net unrealized appreciation		299,575
Net assets at March 31, 2014		$12,753,147

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (620,709 total shares outstanding)

		Shares	Net asset value
	Net assets	outstanding	per share
Class A	$7,169,399	348,307	$20.58
Class B	75,986	3,712	20.47
Class C	584,832	28,800	20.31
Class F-1	1,999,534	97,733	20.46
Class F-2	705,242	34,310	20.55
Class 529-A	366,149	17,742	20.64
Class 529-B	7,562	368	20.54
Class 529-C	157,736	7,713	20.45
Class 529-E	19,124	932	20.52
Class 529-F-1	42,393	2,066	20.52
Class R-1	16,568	811	20.44
Class R-2	171,160	8,378	20.43
Class R-3	178,147	8,667	20.55
Class R-4	110,358	5,365	20.57
Class R-5	197,703	9,599	20.60
Class R-6	951,254	46,206	20.59

See Notes to Financial Statements

Capital World Bond Fund	13

Statement of operations	unaudited
for the six months ended March 31, 2014	(dollars in thousands)

Investment income:
Income:
Interest (net of non-U.S. taxes of $1,108)	$211,756
Dividends	368	$212,124

Fees and expenses*:
Investment advisory services	27,643
Distribution services	16,867
Transfer agent services	10,030
Administrative services	1,732
Reports to shareholders	629
Registration statement and prospectus	176
Trustees’ compensation	73
Auditing and legal	16
Custodian	988
Other	367	58,521
Net investment income		153,603

Net realized gain and unrealized appreciation on investments, forward currency contracts and currency:
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $2)	71,490
Forward currency contracts	(24,869)
Currency transactions	(2,974)	43,647
Net unrealized appreciation (depreciation) on:
Investments	193,699
Forward currency contracts	(11,577)
Currency translations	(1,162)	180,960
Net realized gain and unrealized appreciation on investments, forward currency contracts and currency		224,607

Net increase in net assets resulting from operations		$378,210

* Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

14	Capital World Bond Fund

Statements of changes in net assets

(dollars in thousands)

	Six months ended	Year ended
	March 31,	September 30,
	2014*	2013

Operations:
Net investment income	$153,603	$274,908
Net realized gain on investments, forward currency contracts and currency transactions	43,647	14,158
Net unrealized appreciation (depreciation) on investments, forward currency contracts and currency translations	180,960	(696,072)
Net increase (decrease) in net assets resulting from operations	378,210	(407,006)

Dividends and distributions paid to shareholders:
Dividends from net investment income	(214,053)	(277,351)
Distributions from net realized gain on investments	—	(179,986)
Total dividends and distributions paid to shareholders	(214,053)	(457,337)

Net capital share transactions	(64,590)	(123,804)

Total increase (decrease) in net assets	99,567	(988,147)

Net assets:
Beginning of period	12,653,580	13,641,727
End of period (including undistributed net investment income: $34,082 and $94,532, respectively)	$12,753,147	$12,653,580

*Unaudited.

See Notes to Financial Statements

Capital World Bond Fund	15

Notes to financial statements	unaudited

1. Organization

Capital World Bond Fund (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, nondiversified management investment company. The fund seeks to maximize long-term total return, consistent with prudent management, by investing primarily in a global portfolio of investment-grade bonds denominated in U.S. dollars and other currencies. The fund may also invest in lower quality high-yield debt securities.

The fund has 16 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and six retirement plan share classes (Classes R-1, R-2, R-3, R-4, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 3.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None

* Class B and 529-B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

16	Capital World Bond Fund

2. Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

Capital World Bond Fund	17

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

18	Capital World Bond Fund

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to

Capital World Bond Fund	19

the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of March 31, 2014 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Euros	$—	$3,075,382	$—	$3,075,382
Japanese yen	—	848,535	—	848,535
Mexican pesos	—	484,817	—	484,817
Polish zloty	—	456,991	—	456,991
British pounds	—	402,716	—	402,716
Swedish kronor	—	168,439	—	168,439
South Korean won	—	157,369	—	157,369
Colombian pesos	—	155,946	—	155,946
Hungarian forints	—	97,068	—	97,068
Russian rubles	—	89,657	—	89,657
Brazilian reais	—	86,992	—	86,992
U.S. dollars	—	5,557,976	—	5,557,976
Other currencies	—	454,444	—	454,444
Convertible securities	—	2,676	—	2,676
Preferred securities	1,661	3,003	—	4,664
Common stocks	—	672	—	672
Short-term securities	—	616,612	—	616,612
Total	$1,661	$12,659,295	$—	$12,660,956

20	Capital World Bond Fund

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$4,790	$—	$4,790
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(14,144)	—	(14,144)
Total	$—	$(9,354)	$—	$(9,354)

* Forward currency contracts are not included in the investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Capital World Bond Fund	21

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Currency — The prices of, and the income generated by, many debt securities held by the fund may also be affected by changes in relative currency values.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the U.S. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Nondiversification risks — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Although the fund does not intend to limit its investments to the securities of a small number of issuers, if it were to do so, poor performance by a single large holding would adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

22	Capital World Bond Fund

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the fund’s portfolio turnover rate.

Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations.

Capital World Bond Fund	23

The following tables present the financial statement impacts resulting from the fund’s use of forward currency contracts as of March 31, 2014 (dollars in thousands):

	Asset		Liability
Contract	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Forward currency	Unrealized appreciation on open forward currency contracts	$4,790	Unrealized depreciation on open forward currency contracts	$14,144
Forward currency	Receivables for closed forward currency contracts	290	Payables for closed forward currency contracts	4,746
		$5,080		$18,890

	Net realized loss		Net unrealized depreciation
Contract	Location on statement of operations	Value	Location on statement of operations	Value
Forward currency	Net realized loss on forward currency contracts	$(24,869)	Net unrealized depreciation on forward currency contracts	$(11,577)

Collateral — The fund has entered into a collateral program due to its use of forward currency contracts. The program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations.

Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where amounts payable by each party to the other in the same currency, with the same settlement date and with the same counterparty are settled net of each party’s payment obligation. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to netting arrangements in the statement of assets and liabilities.

24	Capital World Bond Fund

The following table presents the fund’s forward currency contracts by counterparty, including those that are subject to potential offset on the statement of assets and liabilities as of March 31, 2014 (dollars in thousands):

	Gross amounts recognized in	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Bank of America, N.A.	$1,432	$(638)	$(335)	$—	$459
Barclays Bank PLC	111	(111)	—	—	—
Citibank	1,096	(1,096)	—	—	—
HSBC Bank	653	(653)	—	—	—
JPMorgan Chase	63	(63)	—	—	—
UBS AG	1,725	(1,725)	—	—	—
	$5,080	$(4,286)	$(335)	$—	$459
Liabilities:
Bank of America, N.A.	$638	$(638)	$—	$—	$—
Bank of New York Mellon	4,107	—	(2,943)	—	1,164
Barclays Bank PLC	2,569	(111)	(2,425)	—	33
Citibank	3,462	(1,096)	(1,743)	—	623
Credit Suisse AG	377	—	—	—	377
HSBC Bank	1,517	(653)	(864)	—	—
JPMorgan Chase	2,327	(63)	(1,455)	—	809
UBS AG	3,893	(1,725)	—	—	2,168
	$18,890	$(4,286)	$(9,430)	$—	$5,174

*	Non-cash collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended March 31, 2014, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

Capital World Bond Fund	25

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2009 and by state tax authorities and tax authorities outside the U.S. for tax years before 2008.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of September 30, 2013, the fund had tax basis undistributed ordinary income of $104,002,000 and capital loss deferral of $30,434,000.

As of March 31, 2014, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Gross unrealized appreciation on investment securities	$461,373
Gross unrealized depreciation on investment securities	(176,273)
Net unrealized appreciation on investment securities	285,100
Cost of investment securities	12,375,856

26	Capital World Bond Fund

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

	Six months ended March 31, 2014			Year ended September 30, 2013
		Long-term	Total		Long-term	Total
	Ordinary	capital	distributions	Ordinary	capital	distributions
Share class	income	gains	paid	income	gains	paid
Class A	$124,156	$—	$124,156	$208,759	$70,583	$279,342
Class B	943	—	943	2,235	1,126	3,361
Class C	6,886	—	6,886	13,930	6,908	20,838
Class F-1	33,003	—	33,003	46,446	15,240	61,686
Class F-2	13,192	—	13,192	22,536	6,937	29,473
Class 529-A	6,045	—	6,045	9,848	3,412	13,260
Class 529-B	86	—	86	203	110	313
Class 529-C	1,717	—	1,717	3,085	1,560	4,645
Class 529-E	288	—	288	475	180	655
Class 529-F-1	752	—	752	1,022	315	1,337
Class R-1	189	—	189	362	175	537
Class R-2	1,958	—	1,958	3,433	1,663	5,096
Class R-3	2,693	—	2,693	4,546	1,739	6,285
Class R-4	1,898	—	1,898	3,008	999	4,007
Class R-5	3,748	—	3,748	5,777	1,670	7,447
Class R-6	16,499	—	16,499	15,097	3,958	19,055
Total	$214,053	$—	$214,053	$340,762	$116,575	$457,337

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.570% on the first $1 billion of daily net assets and decreasing to 0.360% on such assets in excess of $15 billion. For the six months ended March 31, 2014, the investment advisory services fee was $27,643,000, which was equivalent to an annualized rate of 0.440% of average daily net assets.

Capital World Bond Fund	27

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of March 31, 2014, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, 529 and R shares. These services include, but are not

28	Capital World Bond Fund

limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth of Virginia for the maintenance of the 529 college savings plan. For the six months ended March 31, 2014, the quarterly fee was based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. Effective April 1, 2014, the quarterly fee was amended to provide for reduced annual rates of 0.07%, 0.06% and 0.05% over $30 billion, $50 billion and $70 billion, respectively, of the net assets invested in Class 529 shares of the American Funds. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. The Commonwealth of Virginia is not considered a related party.

For the six months ended March 31, 2014, class-specific expenses under the agreements were as follows (dollars in thousands):

	Distribution	Transfer agent	Administrative	529 plan
Share class	services	services	services	services
Class A	$ 8,458	$ 6,760	$ 360	Not applicable
Class B	414	80	Not applicable	Not applicable
Class C	3,046	582	153	Not applicable
Class F-1	2,376	1,215	475	Not applicable
Class F-2	Not applicable	229	221	Not applicable
Class 529-A	400	298	91	$178
Class 529-B	41	8	2	4
Class 529-C	791	139	40	78
Class 529-E	47	9	5	9
Class 529-F-1	—	33	10	20
Class R-1	80	11	4	Not applicable
Class R-2	635	383	43	Not applicable
Class R-3	444	172	45	Not applicable
Class R-4	135	58	27	Not applicable
Class R-5	Not applicable	49	48	Not applicable
Class R-6	Not applicable	4	208	Not applicable
Total class-specific expenses	$16,867	$10,030	$1,732	$289

Capital World Bond Fund	29

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $73,000 in the fund’s statement of operations includes $47,000 in current fees (either paid in cash or deferred) and a net increase of $26,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended March 31, 2014

Class A	$443,442	21,774	$121,455	5,992	$(871,556)	(42,839)	$(306,659)	(15,073)
Class B	1,425	70	930	46	(19,613)	(970)	(17,258)	(854)
Class C	32,631	1,626	6,692	335	(117,805)	(5,873)	(78,482)	(3,912)
Class F-1	370,614	18,312	32,849	1,630	(324,944)	(16,055)	78,519	3,887
Class F-2	216,656	10,648	11,833	584	(152,512)	(7,513)	75,977	3,719
Class 529-A	25,523	1,253	6,042	297	(42,039)	(2,064)	(10,474)	(514)
Class 529-B	208	10	86	4	(1,947)	(96)	(1,653)	(82)
Class 529-C	11,221	556	1,716	85	(22,510)	(1,116)	(9,573)	(475)
Class 529-E	1,888	93	288	14	(2,850)	(141)	(674)	(34)
Class 529-F-1	7,754	382	751	38	(5,571)	(276)	2,934	144
Class R-1	1,997	99	188	9	(2,732)	(135)	(547)	(27)
Class R-2	22,460	1,113	1,955	97	(32,542)	(1,612)	(8,127)	(402)
Class R-3	24,776	1,220	2,690	133	(35,487)	(1,748)	(8,021)	(395)
Class R-4	19,209	945	1,896	94	(20,650)	(1,015)	455	24
Class R-5	27,384	1,347	3,745	185	(24,989)	(1,227)	6,140	305
Class R-6	234,049	11,496	16,499	813	(37,695)	(1,846)	212,853	10,463
Total net increase (decrease)	$1,441,237	70,944	$209,615	10,356	$(1,715,442)	(84,526)	$(64,590)	(3,226)

30	Capital World Bond Fund

	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended September 30, 2013

Class A	$1,348,596	64,414	$273,174	13,005	$(2,024,612)	(98,041)	$(402,842)	(20,622)
Class B	8,263	395	3,307	157	(54,040)	(2,616)	(42,470)	(2,064)
Class C	122,696	5,940	20,246	974	(251,659)	(12,354)	(108,717)	(5,440)
Class F-1	664,129	32,317	61,370	2,940	(565,077)	(27,377)	160,422	7,880
Class F-2	317,447	15,110	27,507	1,313	(392,594)	(19,258)	(47,640)	(2,835)
Class 529-A	69,746	3,320	13,253	630	(86,969)	(4,195)	(3,970)	(245)
Class 529-B	860	41	313	15	(5,752)	(277)	(4,579)	(221)
Class 529-C	33,925	1,631	4,641	222	(44,857)	(2,187)	(6,291)	(334)
Class 529-E	4,159	200	654	31	(5,122)	(248)	(309)	(17)
Class 529-F-1	12,416	597	1,337	64	(9,200)	(445)	4,553	216
Class R-1	4,519	219	534	26	(8,325)	(404)	(3,272)	(159)
Class R-2	57,637	2,782	5,094	244	(66,634)	(3,237)	(3,903)	(211)
Class R-3	71,198	3,413	6,276	299	(87,245)	(4,212)	(9,771)	(500)
Class R-4	45,171	2,160	4,007	191	(48,501)	(2,339)	677	12
Class R-5	64,401	3,092	7,442	355	(89,014)	(4,262)	(17,171)	(815)
Class R-6	408,170	19,640	19,054	912	(65,745)	(3,188)	361,479	17,364
Total net increase (decrease)	$3,233,333	155,271	$448,209	21,378	$(3,805,346)	(184,640)	$(123,804)	(7,991)

*	Includes exchanges between share classes of the fund.

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $8,875,543,000 and $9,664,908,000, respectively, during the six months ended March 31, 2014.

Capital World Bond Fund	31

Financial highlights

			Income (loss) from investment operations[1]
		Net asset		Net gains (losses)
		value,	Net	on securities	Total from
		beginning	investment	(both realized	investment
		of period	income	and unrealized)	operations
Class A:	Six months ended 3/31/2014[4,5]	$20.32	$.25	$.36	$.61
	Year ended 9/30/2013	21.63	.43	(1.02)	(.59)
	Year ended 9/30/2012	20.48	.51	1.08	1.59
	Year ended 9/30/2011	21.03	.68	(.41)	.27
	Year ended 9/30/2010	20.28	.71	.80	1.51
	Year ended 9/30/2009	18.88	.74	1.65	2.39
Class B:	Six months ended 3/31/2014[4,5]	20.16	.17	.37	.54
	Year ended 9/30/2013	21.46	.27	(1.02)	(.75)
	Year ended 9/30/2012	20.35	.35	1.08	1.43
	Year ended 9/30/2011	20.89	.52	(.41)	.11
	Year ended 9/30/2010	20.15	.56	.78	1.34
	Year ended 9/30/2009	18.73	.59	1.63	2.22
Class C:	Six months ended 3/31/2014[4,5]	20.01	.17	.35	.52
	Year ended 9/30/2013	21.30	.26	(1.00)	(.74)
	Year ended 9/30/2012	20.21	.34	1.07	1.41
	Year ended 9/30/2011	20.77	.51	(.42)	.09
	Year ended 9/30/2010	20.04	.54	.79	1.33
	Year ended 9/30/2009	18.63	.58	1.62	2.20
Class F-1:	Six months ended 3/31/2014[4,5]	20.20	.25	.36	.61
	Year ended 9/30/2013	21.51	.43	(1.02)	(.59)
	Year ended 9/30/2012	20.37	.50	1.09	1.59
	Year ended 9/30/2011	20.92	.67	(.41)	.26
	Year ended 9/30/2010	20.18	.71	.78	1.49
	Year ended 9/30/2009	18.79	.74	1.63	2.37
Class F-2:	Six months ended 3/31/2014[4,5]	20.31	.28	.35	.63
	Year ended 9/30/2013	21.62	.49	(1.02)	(.53)
	Year ended 9/30/2012	20.45	.56	1.10	1.66
	Year ended 9/30/2011	21.01	.73	(.42)	.31
	Year ended 9/30/2010	20.25	.76	.81	1.57
	Year ended 9/30/2009	18.89	.78	1.64	2.42
Class 529-A:	Six months ended 3/31/2014[4,5]	20.37	.24	.37	.61
	Year ended 9/30/2013	21.68	.42	(1.03)	(.61)
	Year ended 9/30/2012	20.53	.49	1.09	1.58
	Year ended 9/30/2011	21.08	.67	(.41)	.26
	Year ended 9/30/2010	20.32	.70	.81	1.51
	Year ended 9/30/2009	18.93	.73	1.64	2.37

32	Capital World Bond Fund

Dividends and distributions
						Ratio of		Ratio of
						expenses to		expenses to
Dividends		Total				average net		average net		Ratio of
(from net	Distributions	dividends	Net asset		Net assets,	assets before		assets after		net income
investment	(from capital	and	value, end	Total	end of period	reimbursements/		reimbursements/		to average
income)	gains)	distributions	of period	return[2,3]	(in millions)	waivers		waivers[3]		net assets[3]
$(.35)	$—	$(.35)	$20.58	3.04%	$7,169	.90%[6]		.90%[6]		2.47%[6]
(.44)	(.28)	(.72)	20.32	(2.80)	7,384	.91		.91		2.09
(.44)	—	(.44)	21.63	7.89	8,306	.89		.89		2.43
(.82)	—	(.82)	20.48	1.32	7,868	.87		.87		3.26
(.76)	—	(.76)	21.03	7.63	7,679	.88		.88		3.52
(.99)	—	(.99)	20.28	13.17	6,364	.87		.86		4.00
(.23)	—	(.23)	20.47	2.68	76	1.66	[6]	1.66	[6]	1.71	[6]
(.27)	(.28)	(.55)	20.16	(3.56)	92	1.67		1.67		1.32
(.32)	—	(.32)	21.46	7.09	142	1.65		1.65		1.70
(.65)	—	(.65)	20.35	.56	186	1.64		1.64		2.49
(.60)	—	(.60)	20.89	6.79	242	1.64		1.64		2.76
(.80)	—	(.80)	20.15	12.23	260	1.68		1.66		3.20
(.22)	—	(.22)	20.31	2.64	585	1.71	[6]	1.71	[6]	1.67	[6]
(.27)	(.28)	(.55)	20.01	(3.55)	654	1.71		1.71		1.28
(.32)	—	(.32)	21.30	7.05	813	1.68		1.68		1.63
(.65)	—	(.65)	20.21	.48	822	1.66		1.66		2.47
(.60)	—	(.60)	20.77	6.79	862	1.67		1.67		2.73
(.79)	—	(.79)	20.04	12.23	721	1.70		1.68		3.17
(.35)	—	(.35)	20.46	3.07	2,000	.90	[6]	.90	[6]	2.48	[6]
(.44)	(.28)	(.72)	20.20	(2.81)	1,896	.91		.91		2.09
(.45)	—	(.45)	21.51	7.91	1,849	.88		.88		2.39
(.81)	—	(.81)	20.37	1.31	1,324	.89		.89		3.24
(.75)	—	(.75)	20.92	7.61	1,307	.88		.88		3.51
(.98)	—	(.98)	20.18	13.12	1,212	.90		.89		3.98
(.39)	—	(.39)	20.55	3.17	705	.61	[6]	.61	[6]	2.78	[6]
(.50)	(.28)	(.78)	20.31	(2.53)	621	.64		.64		2.35
(.49)	—	(.49)	21.62	8.23	723	.62		.62		2.67
(.87)	—	(.87)	20.45	1.52	524	.63		.63		3.50
(.81)	—	(.81)	21.01	7.97	468	.62		.62		3.77
(1.06)	—	(1.06)	20.25	13.35	325	.66		.66		4.08
(.34)	—	(.34)	20.64	3.01	366	1.00	[6]	1.00	[6]	2.38	[6]
(.42)	(.28)	(.70)	20.37	(2.87)	372	.99		.99		2.01
(.43)	—	(.43)	21.68	7.81	401	.97		.97		2.34
(.81)	—	(.81)	20.53	1.26	344	.93		.93		3.19
(.75)	—	(.75)	21.08	7.62	292	.93		.93		3.46
(.98)	—	(.98)	20.32	13.02	200	.94		.93		3.92

See page 37 for footnotes.

Capital World Bond Fund	33

Financial highlights (continued)

			Income (loss) from investment operations[1]
		Net asset		Net gains (losses)
		value,	Net	on securities	Total from
		beginning	investment	(both realized	investment
		of period	income	and unrealized)	operations
Class 529-B:	Six months ended 3/31/2014[4,5]	$20.22	$.16	$.37	$.53
	Year ended 9/30/2013	21.52	.25	(1.03)	(.78)
	Year ended 9/30/2012	20.41	.33	1.08	1.41
	Year ended 9/30/2011	20.95	.50	(.41)	.09
	Year ended 9/30/2010	20.21	.54	.78	1.32
	Year ended 9/30/2009	18.78	.57	1.64	2.21
Class 529-C:	Six months ended 3/31/2014[4,5]	20.14	.16	.37	.53
	Year ended 9/30/2013	21.45	.25	(1.02)	(.77)
	Year ended 9/30/2012	20.35	.32	1.09	1.41
	Year ended 9/30/2011	20.91	.50	(.42)	.08
	Year ended 9/30/2010	20.17	.54	.79	1.33
	Year ended 9/30/2009	18.76	.58	1.62	2.20
Class 529-E:	Six months ended 3/31/2014[4,5]	20.24	.22	.36	.58
	Year ended 9/30/2013	21.55	.37	(1.02)	(.65)
	Year ended 9/30/2012	20.42	.44	1.08	1.52
	Year ended 9/30/2011	20.97	.61	(.41)	.20
	Year ended 9/30/2010	20.22	.64	.80	1.44
	Year ended 9/30/2009	18.82	.67	1.64	2.31
Class 529-F-1:	Six months ended 3/31/2014[4,5]	20.27	.26	.36	.62
	Year ended 9/30/2013	21.58	.46	(1.02)	(.56)
	Year ended 9/30/2012	20.42	.53	1.09	1.62
	Year ended 9/30/2011	20.98	.71	(.42)	.29
	Year ended 9/30/2010	20.23	.74	.80	1.54
	Year ended 9/30/2009	18.85	.76	1.64	2.40
Class R-1:	Six months ended 3/31/2014[4,5]	20.14	.17	.37	.54
	Year ended 9/30/2013	21.44	.28	(1.02)	(.74)
	Year ended 9/30/2012	20.33	.35	1.09	1.44
	Year ended 9/30/2011	20.89	.51	(.42)	.09
	Year ended 9/30/2010	20.15	.55	.79	1.34
	Year ended 9/30/2009	18.74	.59	1.62	2.21

34	Capital World Bond Fund

Dividends and distributions
						Ratio of		Ratio of
						expenses to		expenses to
Dividends		Total				average net		average net		Ratio of
(from net	Distributions	dividends	Net asset		Net assets,	assets before		assets after		net income
investment	(from capital	and	value, end	Total	end of period	reimbursements/		reimbursements/		to average
income)	gains)	distributions	of period	return[2,3]	(in millions)	waivers		waivers[3]		net assets[3]
$(.21)	$—	$(.21)	$20.54	2.63%	$8	1.79%[6]		1.79%[6]		1.59%[6]
(.24)	(.28)	(.52)	20.22	(3.68)	9	1.78		1.78		1.20
(.30)	—	(.30)	21.52	6.97	15	1.77		1.77		1.57
(.63)	—	(.63)	20.41	.46	18	1.74		1.74		2.39
(.58)	—	(.58)	20.95	6.69	22	1.74		1.74		2.66
(.78)	—	(.78)	20.21	12.16	20	1.77		1.76		3.09
(.22)	—	(.22)	20.45	2.63	158	1.78	[6]	1.78	[6]	1.60	[6]
(.26)	(.28)	(.54)	20.14	(3.67)	165	1.77		1.77		1.22
(.31)	—	(.31)	21.45	7.00	183	1.76		1.76		1.55
(.64)	—	(.64)	20.35	.42	168	1.73		1.73		2.39
(.59)	—	(.59)	20.91	6.75	148	1.73		1.73		2.66
(.79)	—	(.79)	20.17	12.09	104	1.77		1.76		3.09
(.30)	—	(.30)	20.52	2.92	19	1.21	[6]	1.21	[6]	2.17	[6]
(.38)	(.28)	(.66)	20.24	(3.11)	20	1.21		1.21		1.79
(.39)	—	(.39)	21.55	7.56	21	1.21		1.21		2.09
(.75)	—	(.75)	20.42	.98	18	1.21		1.21		2.91
(.69)	—	(.69)	20.97	7.30	16	1.22		1.22		3.17
(.91)	—	(.91)	20.22	12.71	11	1.26		1.24		3.60
(.37)	—	(.37)	20.52	3.10	42	.78	[6]	.78	[6]	2.60	[6]
(.47)	(.28)	(.75)	20.27	(2.67)	39	.77		.77		2.23
(.46)	—	(.46)	21.58	8.08	37	.75		.75		2.55
(.85)	—	(.85)	20.42	1.42	31	.73		.73		3.40
(.79)	—	(.79)	20.98	7.82	25	.72		.72		3.67
(1.02)	—	(1.02)	20.23	13.27	18	.76		.75		4.10
(.24)	—	(.24)	20.44	2.68	17	1.65	[6]	1.65	[6]	1.73	[6]
(.28)	(.28)	(.56)	20.14	(3.52)	17	1.64		1.64		1.35
(.33)	—	(.33)	21.44	7.14	21	1.63		1.63		1.69
(.65)	—	(.65)	20.33	.47	21	1.66		1.66		2.47
(.60)	—	(.60)	20.89	6.80	21	1.67		1.67		2.72
(.80)	—	(.80)	20.15	12.20	17	1.69		1.68		3.17

See page 37 for footnotes.

Capital World Bond Fund	35

Financial highlights (continued)

			Income (loss) from investment operations[1]
		Net asset		Net gains (losses)
		value,	Net	on securities	Total from
		beginning	investment	(both realized	investment
		of period	income	and unrealized)	operations
Class R-2:	Six months ended 3/31/2014[4,5]	$20.13	$.17	$.36	$.53
	Year ended 9/30/2013	21.43	.27	(1.01)	(.74)
	Year ended 9/30/2012	20.33	.34	1.08	1.42
	Year ended 9/30/2011	20.89	.52	(.42)	.10
	Year ended 9/30/2010	20.15	.55	.79	1.34
	Year ended 9/30/2009	18.74	.59	1.62	2.21
Class R-3:	Six months ended 3/31/2014[4,5]	20.28	.22	.35	.57
	Year ended 9/30/2013	21.58	.37	(1.02)	(.65)
	Year ended 9/30/2012	20.45	.44	1.08	1.52
	Year ended 9/30/2011	21.00	.61	(.41)	.20
	Year ended 9/30/2010	20.25	.64	.80	1.44
	Year ended 9/30/2009	18.85	.67	1.63	2.30
Class R-4:	Six months ended 3/31/2014[4,5]	20.31	.25	.37	.62
	Year ended 9/30/2013	21.62	.44	(1.03)	(.59)
	Year ended 9/30/2012	20.46	.51	1.09	1.60
	Year ended 9/30/2011	21.02	.68	(.42)	.26
	Year ended 9/30/2010	20.26	.71	.80	1.51
	Year ended 9/30/2009	18.88	.74	1.63	2.37
Class R-5:	Six months ended 3/31/2014[4,5]	20.35	.29	.36	.65
	Year ended 9/30/2013	21.66	.50	(1.02)	(.52)
	Year ended 9/30/2012	20.49	.57	1.09	1.66
	Year ended 9/30/2011	21.04	.74	(.41)	.33
	Year ended 9/30/2010	20.29	.77	.79	1.56
	Year ended 9/30/2009	18.91	.79	1.64	2.43
Class R-6:	Six months ended 3/31/2014[4,5]	20.34	.29	.37	.66
	Year ended 9/30/2013	21.66	.52	(1.04)	(.52)
	Year ended 9/30/2012	20.48	.58	1.10	1.68
	Year ended 9/30/2011	21.03	.75	(.41)	.34
	Year ended 9/30/2010	20.28	.78	.79	1.57
	Period from 5/1/2009 to 9/30/2009[4,7]	18.28	.33	2.06	2.39

	Six months ended March 31,	Year ended September 30
	2014[4,5]	2013	2012	2011	2010	2009
Portfolio turnover rate for all share classes	89%	199%	142%	95%	80%	106%

36	Capital World Bond Fund

Dividends and distributions
						Ratio of		Ratio of
						expenses to		expenses to
Dividends		Total				average net		average net		Ratio of
(from net	Distributions	dividends	Net asset		Net assets,	assets before		assets after		net income
investment	(from capital	and	value, end	Total	end of period	reimbursements/		reimbursements/		to average
income)	gains)	distributions	of period	return[2,3]	(in millions)	waivers		waivers[3]		net assets[3]
$(.23)	$—	$(.23)	$20.43	2.65%	$171	1.71%[6]		1.71%[6]		1.67%[6]
(.28)	(.28)	(.56)	20.13	(3.54)	177	1.67		1.67		1.32
(.32)	—	(.32)	21.43	7.05	193	1.70		1.70		1.62
(.66)	—	(.66)	20.33	.50	185	1.72		1.64		2.48
(.60)	—	(.60)	20.89	6.83	173	1.73		1.65		2.74
(.80)	—	(.80)	20.15	12.22	130	1.83		1.66		3.18
(.30)	—	(.30)	20.55	2.86	178	1.21	[6]	1.21	[6]	2.17	[6]
(.37)	(.28)	(.65)	20.28	(3.06)	184	1.21		1.21		1.79
(.39)	—	(.39)	21.58	7.54	206	1.21		1.21		2.10
(.75)	—	(.75)	20.45	.98	202	1.21		1.21		2.92
(.69)	—	(.69)	21.00	7.28	186	1.22		1.22		3.17
(.90)	—	(.90)	20.25	12.67	144	1.25		1.24		3.61
(.36)	—	(.36)	20.57	3.07	110	.88	[6]	.88	[6]	2.50	[6]
(.44)	(.28)	(.72)	20.31	(2.78)	108	.88		.88		2.12
(.44)	—	(.44)	21.62	7.96	115	.87		.87		2.45
(.82)	—	(.82)	20.46	1.26	117	.88		.88		3.25
(.75)	—	(.75)	21.02	7.68	114	.89		.89		3.51
(.99)	—	(.99)	20.26	13.04	94	.91		.90		3.95
(.40)	—	(.40)	20.60	3.25	198	.57	[6]	.57	[6]	2.81	[6]
(.51)	(.28)	(.79)	20.35	(2.47)	189	.57		.57		2.42
(.49)	—	(.49)	21.66	8.24	219	.57		.57		2.72
(.88)	—	(.88)	20.49	1.61	174	.58		.58		3.55
(.81)	—	(.81)	21.04	7.93	146	.59		.59		3.80
(1.05)	—	(1.05)	20.29	13.40	110	.61		.60		4.31
(.41)	—	(.41)	20.59	3.29	951	.52	[6]	.52	[6]	2.86	[6]
(.52)	(.28)	(.80)	20.34	(2.47)	727	.52		.52		2.51
(.50)	—	(.50)	21.66	8.33	398	.52		.52		2.76
(.89)	—	(.89)	20.48	1.62	280	.53		.53		3.60
(.82)	—	(.82)	21.03	8.04	218	.54		.54		3.85
(.39)	—	(.39)	20.28	13.16	129	.24		.24		1.71

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During one of the periods shown, CRMC reduced fees for investment advisory services. In addition, during some of the periods shown, CRMC paid a portion of the fund’s transfer agent fees for certain retirement plan share classes.
[4]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[5]	Unaudited.
[6]	Annualized.
[7]	Class R-6 shares were offered beginning May 1, 2009.

See Notes to Financial Statements

Capital World Bond Fund	37

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (October 1, 2013, through March 31, 2014).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

38	Capital World Bond Fund

	Beginning account value 10/1/2013	Ending account value 3/31/2014	Expenses paid during period*	Annualized expense ratio
Class A — actual return	$1,000.00	$1,030.38	$4.56	.90%
Class A — assumed 5% return	1,000.00	1,020.44	4.53	.90
Class B — actual return	1,000.00	1,026.82	8.39	1.66
Class B — assumed 5% return	1,000.00	1,016.65	8.35	1.66
Class C — actual return	1,000.00	1,026.41	8.64	1.71
Class C — assumed 5% return	1,000.00	1,016.40	8.60	1.71
Class F-1 — actual return	1,000.00	1,030.69	4.56	.90
Class F-1 — assumed 5% return	1,000.00	1,020.44	4.53	.90
Class F-2 — actual return	1,000.00	1,031.67	3.09	.61
Class F-2 — assumed 5% return	1,000.00	1,021.89	3.07	.61
Class 529-A — actual return	1,000.00	1,030.12	5.06	1.00
Class 529-A — assumed 5% return	1,000.00	1,019.95	5.04	1.00
Class 529-B — actual return	1,000.00	1,026.26	9.04	1.79
Class 529-B — assumed 5% return	1,000.00	1,016.01	9.00	1.79
Class 529-C — actual return	1,000.00	1,026.30	8.99	1.78
Class 529-C — assumed 5% return	1,000.00	1,016.06	8.95	1.78
Class 529-E — actual return	1,000.00	1,029.16	6.12	1.21
Class 529-E — assumed 5% return	1,000.00	1,018.90	6.09	1.21
Class 529-F-1 — actual return	1,000.00	1,031.03	3.95	.78
Class 529-F-1 — assumed 5% return	1,000.00	1,021.04	3.93	.78
Class R-1 — actual return	1,000.00	1,026.84	8.34	1.65
Class R-1 — assumed 5% return	1,000.00	1,016.70	8.30	1.65
Class R-2 — actual return	1,000.00	1,026.55	8.64	1.71
Class R-2 — assumed 5% return	1,000.00	1,016.40	8.60	1.71
Class R-3 — actual return	1,000.00	1,028.57	6.12	1.21
Class R-3 — assumed 5% return	1,000.00	1,018.90	6.09	1.21
Class R-4 — actual return	1,000.00	1,030.66	4.46	.88
Class R-4 — assumed 5% return	1,000.00	1,020.54	4.43	.88
Class R-5 — actual return	1,000.00	1,032.47	2.89	.57
Class R-5 — assumed 5% return	1,000.00	1,022.09	2.87	.57
Class R-6 — actual return	1,000.00	1,032.90	2.64	.52
Class R-6 — assumed 5% return	1,000.00	1,022.34	2.62	.52

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

Capital World Bond Fund	39

Approval of Investment Advisory and Service Agreement

Capital World Bond Fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through March 31, 2015. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined that the fund’s advisory fee structure was fair and reasonable in relation to the services provided and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective of providing over the long term a high level of total return consistent with prudent investment management. They compared the fund’s investment results with those of other relevant funds (including funds that form the basis of the Lipper index for the category in which the fund is included), and data such as relevant market and fund indexes, over various periods through September 30, 2013. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and the committee reviewed the fund’s investment results measured against the Lipper Global Income Funds Average and the Barclays Global Aggregate Index. They noted that the investment

40	Capital World Bond Fund

results of the fund were above the results of the Lipper average for the 10-year and lifetime periods (although below the results of the Lipper average for the nine-month, one-, three- and five-year periods), above the results of the Barclays index for the five-year and 10-year periods, and in line with or below the results of the Barclays index for the nine-month, one-, and three-year periods. They also noted that the Lipper category included funds with a broad range of mandates, certain of which were not very similar to the fund. The board and the committee concluded that the fund’s investment results have been satisfactory and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees were below the median of the other funds in the Lipper Global Income Funds category, and although its total expenses were higher than the median of such funds, such expenses less distribution expenses were below the median. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational and regulatory differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the fund, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

Capital World Bond Fund	41

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly-held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

42	Capital World Bond Fund

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Capital World Bond Fund	43

Offices of the fund and of the investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618-4518

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071-3106

Independent registered public accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

44	Capital World Bond Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete March 31, 2014, portfolio of Capital World Bond Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

Capital World Bond Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of Capital World Bond Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2014, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The American Funds Advantage

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 25 years of investment experience, including 21 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital SystemSM
Our investment process, The Capital System, combines individual accountability with teamwork. Each fund is divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

Superior long-term track record
Our equity funds have beaten their Lipper peer indexes in 90% of 10-year periods and 96% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 56% of 10-year periods and 57% of 20-year periods.[2] Our fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of December 31, 2013.
[2]	Based on Class A share results for rolling periods through December 31, 2013. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except SMALLCAP World Fund, for which the Lipper average was used).
[3]	Based on management fees for the 20-year period ended December 31, 2013, versus comparable Lipper categories, excluding funds of funds.

Printed on paper containing 10% post-consumer waste Printed with inks containing soy and/or vegetable oil
Lit. No. MFGESRX-031-0514P Litho in USA WG/ALD/8098-S37090

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Capital World Bond Fund® Investment portfolio March 31, 2014 unaudited

Bonds, notes & other debt instruments 94.38%
	Principal amount	Value
Euros 24.12%	(000)	(000)

Spanish Government 5.50% 2017	€ 3,075	US$ 4,818
Spanish Government 3.75% 2018	3,390	5,089
Spanish Government 4.50% 2018	235,480	360,793
Spanish Government 5.85% 2022	83,675	139,807
Spanish Government 5.40% 2023	296,080	481,736
Spanish Government 3.80% 2024	46,430	67,041
Spanish Government 5.15% 2044	24,350	38,638
Irish Government 4.50% 2020	115,680	181,598
Irish Government 3.40% 2024	141,705	201,668
Irish Government 5.40% 2025	14,250	23,576
German Government, Series 159, 2.00% 2016	42,755	60,985
German Government, Series 164, 0.50% 2017	9,975	13,835
German Government, Series 7, 4.00% 2018	56,085	87,865
German Government 3.00% 2020	33,890	52,790
German Government 1.50% 2023	5,450	7,578
German Government 6.25% 2024	346	683
German Government, Series 00, 5.50% 2031	5,150	10,331
German Government 4.00% 2037	21,555	38,023
German Government 3.25% 2042	4,753	7,669
Portuguese Government 4.75% 2019	62,920	94,221
Portuguese Government 3.85% 2021	19,350	27,391
Portuguese Government 5.65% 2024	32,525	50,620
Portuguese Government 4.10% 2037	39,825	51,097
Italian Government 3.50% 2018	22,150	32,744
Italian Government 4.50% 2019	9,540	14,773
Italian Government 4.25% 2020	8,810	13,479
Italian Government 5.00% 2022	41,595	65,899
Italian Government 5.50% 2022	5,775	9,420
Italian Government 4.50% 2024	42,600	64,757
Italian Government 4.75% 2044	2,800	4,173
Belgium (Kingdom of), Series 69, 1.25% 2018	16,900	23,723
Belgium (Kingdom of), Series 67, 3.00% 2019	15,450	23,445
Belgium (Kingdom of), Series 68, 2.25% 2023	14,320	20,140
Belgium (Kingdom of), Series 72, 2.60% 2024	37,940	54,103
Belgium (Kingdom of), Series 71, 3.75% 2045	6,860	10,538
Greek Government 2.00%/3.00% 2023[1]	4,320	4,695
Greek Government 2.00%/3.00% 2024[1]	4,320	4,569
Greek Government 2.00%/3.00% 2025[1]	4,320	4,490
Greek Government 2.00%/3.00% 2026[1]	4,320	4,406
Greek Government 2.00%/3.00% 2027[1]	4,315	4,328
Greek Government 2.00%/3.00% 2028[1]	4,325	4,259
Greek Government 2.00%/3.00% 2029[1]	4,320	4,198
Greek Government 2.00%/3.00% 2030[1]	4,320	4,148
Greek Government 2.00%/3.00% 2031[1]	4,320	4,102
Bonds, notes & other debt instruments
	Principal amount	Value
Euros (continued)	(000)	(000)

Greek Government 2.00%/3.00% 2032[1]	€ 4,320	US$ 4,063
Greek Government 2.00%/3.00% 2033[1]	4,320	4,021
Greek Government 2.00%/3.00% 2034[1]	4,320	3,991
Greek Government 2.00%/3.00% 2035[1]	4,320	3,969
Greek Government 2.00%/3.00% 2036[1]	6,070	5,564
Greek Government 2.00%/3.00% 2037[1]	6,420	5,874
Greek Government 2.00%/3.00% 2038[1]	5,220	4,768
Greek Government 2.00%/3.00% 2039[1]	4,320	3,933
Greek Government 2.00%/3.00% 2040[1]	6,970	6,342
Greek Government 2.00%/3.00% 2041[1]	9,370	8,508
Greek Government 2.00%/3.00% 2042[1]	5,220	4,755
Hungarian Government 5.75% 2018	24,190	37,076
Hungarian Government 6.00% 2019	23,625	36,765
Hungarian Government 3.875% 2020	4,000	5,649
Netherlands Government Eurobond 3.25% 2015	9,650	13,820
Netherlands Government Eurobond 1.25% 2019	43,300	60,876
Barclays Bank PLC 4.00% 2019[2]	8,950	14,227
Barclays Bank PLC 6.00% 2021	18,725	30,112
Barclays Bank Plc 6.625% 2022	7,250	12,164
HBOS PLC 4.375% 2019[3]	885	1,230
Lloyds TSB Bank PLC 6.50% 2020	26,550	43,946
Slovenia (Republic of) 4.375% 2019	5,140	7,790
Slovenia (Republic of) 4.125% 2020	7,780	11,581
Slovenia (Republic of) 4.625% 2024	5,485	8,213
Merrill Lynch & Co., Inc. 4.625% 2018	17,536	26,774
HSBC Holdings PLC 6.00% 2019	13,950	22,732
HSBC Bank PLC 4.00% 2021	1,000	1,584
Imperial Tobacco Finance PLC 8.375% 2016	2,775	4,348
Imperial Tobacco Finance PLC 5.00% 2019	12,425	19,906
Aviva PLC, junior subordinated 5.70% (undated)[3]	13,020	18,663
Latvia (Republic of) 2.625% 2021	12,360	17,397
France Télécom 5.625% 2018	1,500	2,423
France Télécom 3.125% 2024	9,500	13,650
GE Capital European Funding 5.375% 2020	9,100	15,071
Deutsche Genossenschaftsbank-Hypothekenbank AG, Series 1043, 4.00% 2016[2]	9,750	14,664
French Government O.A.T. Eurobond 3.25% 2045	9,990	14,166
European Investment Bank 4.75% 2017	8,490	13,431
CaixaBank, SA 5.00% 2023[3]	8,500	12,380
National Grid Transco PLC 5.00% 2018	3,275	5,204
National Grid Transco PLC 4.375% 2020	4,000	6,339
Schering-Plough Corp. 5.375% 2014	8,105	11,441
Canadian Government 3.50% 2020	7,000	11,076
BPCE SA group 4.625% 2023	6,000	9,032
BPCE SA group 6.117% 2049[3]	700	1,054
Standard Chartered Bank 5.875% 2017	6,000	9,372
Mondelez International, Inc. 2.375% 2021	6,300	8,764
Assicurazioni Generali SPA 7.75% 2042[3]	2,100	3,465
Assicurazioni Generali SPA 10.125% 2042	2,700	4,994
AT&T Inc. 6.125% 2015	4,500	6,548
Daimler AG, Series 6, 4.125% 2017	3,725	5,599
Volvo Treasury AB 5.00% 2017	3,500	5,389
RCI Banque 2.875% 2018	3,700	5,350
Cyprus (Republic of) 4.625% 2020	3,990	5,222
Bonds, notes & other debt instruments
	Principal amount	Value
Euros (continued)	(000)	(000)

Skandinaviska Enskilda 5.50% 2014	€2,000	US$ 2,769
Skandinaviska Enskilda 4.25% 2018	1,500	2,304
Shell International Finance BV 4.50% 2016	3,000	4,441
Rabobank Nederland 3.875% 2023	2,925	4,263
Gas Natural SGD, SA 4.125% 2018	2,750	4,174
BBVA Senior Financial SA 3.75% 2018	2,800	4,170
Svenska Handelsbanken AB 2.625% 2022	2,900	4,169
DNB ASA 3.00% 2023	2,900	4,150
Schaeffler Holding Finance BV 6.875% 2018[3,4]	2,800	4,115
BMW Group 3.875% 2017	2,000	2,987
Red Eléctrica Financiaciones, SAU 4.75% 2018	1,800	2,803
Telecom Italia SpA 7.75% 2033	1,500	2,508
Anheuser-Busch InBev NV 8.625% 2017	1,375	2,321
BNP Paribas 2.875% 2022	1,450	2,089
Nordea Bank AB 4.625% 2022[3]	1,375	2,047
Novartis Finance SA, 4.25% 2016	1,250	1,861
U.S. Coatings Acquisition Inc. (Flash Dutch 2 BV) 5.75% 2021	1,250	1,847
CRH Finance BV 7.375% 2014[3]	1,075	1,497
Wind Acquisition SA 7.375% 2018	925	1,351
		3,075,382
Japanese yen 6.65%

Japanese Government, Series 317, 0.10% 2014	¥ 8,426,200	81,650
Japanese Government, Series 331, 0.10% 2015	2,075,000	20,113
Japanese Government, Series 269, 1.30% 2015	15,039,000	147,462
Japanese Government, Series 284, 1.70% 2016	7,700,000	77,832
Japanese Government, Series 281, 2.00% 2016	1,415,000	14,288
Japanese Government, Series 14, 1.20% 2017[5]	1,272,000	14,211
Japanese Government, Series 289, 1.50% 2017	2,993,000	30,459
Japanese Government, Series 109, 0.10% 2018	2,795,000	27,026
Japanese Government, Series 113, 0.30% 2018	5,000	49
Japanese Government, Series 312, 1.20% 2020	4,862,650	49,820
Japanese Government, Series 315, 1.20% 2021	11,129,800	114,079
Japanese Government, Series 321, 1.00% 2022	990,000	9,990
Japanese Government, Series 17, 0.10% 2023[5]	2,791,120	29,134
Japanese Government, Series 329, 0.80% 2023	1,750,000	17,294
Japanese Government, Series 116, 2.20% 2030	1,985,000	22,206
Japanese Government, Series 136, 1.60% 2032	6,778,250	68,494
Japanese Government, Series 21, 2.30% 2035	8,435,000	92,339
Japanese Government, Series 29, 2.40% 2038	927,600	10,340
Japanese Government, Series 36, 2.00% 2042	1,395,000	14,453
European Investment Bank 1.40% 2017	721,700	7,296
		848,535
Mexican pesos 3.80%

United Mexican States Government, Series M10, 8.00% 2015	MXN 331,000	27,045
United Mexican States Government, Series M, 6.25% 2016	307,500	24,706
United Mexican States Government, Series M, 5.00% 2017	640,000	50,039
United Mexican States Government, Series M10, 7.75% 2017	876,000	74,102
United Mexican States Government 3.50% 2017[5]	272,263	22,295
United Mexican States Government, Series M, 8.00% 2020	447,500	38,790
United Mexican States Government, Series M, 6.50% 2021	1,162,500	93,310
United Mexican States Government 2.00% 2022[5]	460,634	34,120
United Mexican States Government, Series M20, 10.00% 2024	252,500	25,078
Bonds, notes & other debt instruments
	Principal amount	Value
Mexican pesos (continued)	(000)	(000)

United Mexican States Government, Series M30, 10.00% 2036	MXN561,400	US$ 57,115
United Mexican States Government 4.00% 2040[5]	261,455	20,981
United Mexican States Government, Series M, 7.75% 2042	166,000	13,638
Red de Carreteras de Occidente 9.00% 2028[2]	36,950	2,503
América Móvil, SAB de CV 8.46% 2036	15,000	1,095
		484,817
Polish zloty 3.58%

Polish Government, Series 1017, 5.25% 2017	PLN532,915	187,447
Polish Government, Series 0718, 2.50% 2018	106,000	33,662
Polish Government, Series 1020, 5.25% 2020	217,150	77,357
Polish Government, Series 1021, 5.75% 2021	175,895	64,511
Polish Government, Series 0922, 5.75% 2022	228,285	83,961
Polish Government, Series 102, 4.00% 2023	30,930	10,053
		456,991
British pounds 3.16%

United Kingdom 2.75% 2015	£15,605	26,504
United Kingdom 3.75% 2020	45,000	82,064
United Kingdom 3.75% 2021	31,400	57,219
United Kingdom 1.75% 2022	7,300	11,399
United Kingdom 2.25% 2023	15,350	24,549
United Kingdom 4.75% 2030	5,435	10,825
United Kingdom 4.50% 2034	4,170	8,094
United Kingdom 4.25% 2040	11,945	22,576
United Kingdom 3.25% 2044	4,185	6,635
RSA Insurance Group PLC 9.375% 2039[3]	6,583	13,401
RSA Insurance Group PLC 8.50% (undated)[3]	26,434	45,998
Telecom Italia SpA and Telecom Italia Finance SA, Series 9, 5.625% 2015	15,100	26,602
Telecom Italia SpA 6.375% 2019	3,000	5,398
France Télécom 5.00% 2016	10,225	18,166
France Télécom 7.25% 2020	4,425	9,013
Deutsche Telekom International Finance BV 6.50% 2022	7,050	14,029
Bank of Scotland PLC 9.375% 2021	980	2,097
Lloyds TSB Bank PLC 10.75% 2021[3]	1,025	2,048
SLM Student Loan Trust, Series 2003-10, Class A-4, 5.15% 2039[2,6]	2,400	3,845
National Grid Transco PLC 4.00% 2027	2,250	3,674
BNP Paribas 5.75% 2022	1,100	2,032
Wal-Mart Stores, Inc. 5.625% 2034	1,000	2,008
Tesco PLC 5.50% 2033	890	1,548
Nestlé Finance International Ltd. 2.25% 2023	1,000	1,541
General Electric Capital Corp. 5.625% 2031	750	1,451
		402,716
Swedish kronor 1.32%

Swedish Government, Series 1041, 6.75% 2014	SKr 11,040	1,715
Swedish Government 3.50% 2015[5]	38,727	6,391
Swedish Government, Series 1050, 3.00% 2016	181,300	29,415
Swedish Government, Series 1051, 3.75% 2017	198,570	33,402
Swedish Government, Series 1047, 5.00% 2020	36,050	6,712
Swedish Government, Series 105, 3.50% 2022	290,745	50,193
Swedish Government, Series 3104, 3.50% 2028[5]	158,496	33,486
Nordea Hypotek AB 4.00% 2014[2]	45,800	7,125
		168,439
Bonds, notes & other debt instruments
	Principal amount	Value
South Korean won 1.24%	(000)	(000)

South Korean Government 5.50% 2017	KRW76,543,470	US$ 77,772
South Korean Government, Series 2206, 3.75% 2022	54,961,550	52,814
South Korean Government, Series 2303, 3.00% 2023	29,548,210	26,783
		157,369
Colombian pesos 1.22%

Colombia (Republic of) Global 12.00% 2015	COP 11,075,000	6,266
Colombia (Republic of), Series B, 5.00% 2018	138,191,300	68,947
Colombia (Republic of), Series B, 7.00% 2022	72,761,500	38,491
Colombia (Republic of), Series B, 10.00% 2024	8,962,000	5,709
Colombia (Republic of) Global 9.85% 2027	8,064,000	5,341
Colombia (Republic of), Series B, 6.00% 2028	66,471,100	31,192
		155,946
Hungarian forints 0.76%

Hungarian Government, Series 19/A, 6.50% 2019	HUF8,035,750	38,783
Hungarian Government, Series 20A, 7.50% 2020	9,587,250	48,863
Hungarian Government, Series 22A, 7.00% 2022	1,300,000	6,466
Hungarian Government, Series 23A, 6.00% 2023	365,510	1,713
Hungarian Government, Series 25B, 5.50% 2025	279,490	1,243
		97,068
Russian rubles 0.70%

Russian Federation 6.20% 2018	RUB 841,350	22,677
Russian Federation 7.50% 2018	2,237,850	62,188
Russian Federation 7.60% 2022	180,000	4,792
		89,657
Brazilian reais 0.68%

Brazil (Federal Republic of) 10.00% 2017	BRL 19,000	7,926
Brazil (Federal Republic of) 6.00% 2017[5]	31,676	13,837
Brazil (Federal Republic of) 6.00% 2018[5]	133,924	57,975
Brazil (Federal Republic of) 6.00% 2022[5]	11,685	4,973
Brazil (Federal Republic of) 10.00% 2023	6,000	2,281
		86,992
Norwegian kroner 0.65%

Norwegian Government 4.25% 2017	NKr193,500	34,801
Norwegian Government 4.50% 2019	135,430	25,177
Norwegian Government 3.75% 2021	126,000	22,666
		82,644
Canadian dollars 0.60%

Canadian Government 2.00% 2014	C$ 5,700	5,192
Canadian Government 2.00% 2016	3,500	3,229
Canadian Government 1.25% 2018	23,711	21,252
Canadian Government 3.25% 2021	26,610	25,993
Canadian Government 8.00% 2023	1,000	1,330
Canadian Government 5.75% 2029	2,000	2,483
Canadian Government 5.00% 2037	2,650	3,236
Canada Housing Trust 3.35% 2020	10,000	9,642
Hydro One Inc. 5.49% 2040	2,000	2,166
Rogers Communications Inc. 5.80% 2016	1,750	1,713
		76,236
Bonds, notes & other debt instruments
	Principal amount	Value
Israeli shekels 0.50%	(000)	(000)

Israeli Government 5.50% 2017	ILS 40,890	US$ 13,120
Israeli Government 4.25% 2023	161,550	49,932
		63,052
South African rand 0.43%

South Africa (Republic of), Series R-2023, 7.75% 2023	ZAR358,250	32,907
South Africa (Republic of), Series R-213, 7.00% 2031	155,950	12,538
South Africa (Republic of), Series R-214, 6.50% 2041	134,000	9,561
		55,006
Turkish lira 0.31%

Turkey (Republic of) 10.00% 2015	TRY12,500	5,795
Turkey (Republic of) 9.00% 2016	6,900	3,159
Turkey (Republic of) 10.50% 2020	32,025	15,289
Turkey (Republic of) 3.00% 2021[5]	27,979	12,586
Turkey (Republic of) 9.50% 2022	6,500	2,939
		39,768
Australian dollars 0.30%

Queensland Treasury Corp., Series 15, 6.00% 2015	A$ 2,500	2,430
Queensland Treasury Corp., Series 17, 6.00% 2017	3,500	3,533
Queensland Treasury Corp., Series 24, 5.75% 2024	25,625	25,941
Australian Government, Series 133, 5.50% 2023	3,500	3,617
Australian Government, Series 136, 4.75% 2027	2,200	2,126
		37,647
Malaysian ringgits 0.24%

Malaysian Government, Series 0113, 3.172% 2016	MYR23,500	7,173
Malaysian Government, Series 0210, 4.012% 2017	14,000	4,349
Malaysian Government, Series 0213, 3.26% 2018	43,490	13,129
Malaysian Government, Series 0203, 4.24% 2018	17,500	5,484
		30,135
Philippine pesos 0.19%

Philippines (Republic of) 4.95% 2021	PHP114,000	2,633
Philippines (Republic of) 6.375% 2022	170,000	4,411
Philippines (Republic of) 6.25% 2036	758,000	17,146
		24,190
Peru nuevos soles 0.11%

Peru (Republic of) 5.20% 2023	PEN43,000	14,450
Indonesian rupiah 0.09%

Indonesia (Republic of) 7.875% 2019	IDR123,000,000	10,947
Chilean pesos 0.08%

Chilean Government 5.50% 2020	CLP5,808,500	10,730
Singapore dollars 0.04%

Singapore (Republic of) 3.25% 2020	S$6,200	5,313
Bonds, notes & other debt instruments
	Principal amount	Value
Nigerian naira 0.03%	(000)	(000)

Nigeria (Republic of) 10.00% 2030	NGN941,000	US$ 4,326
U.S. dollars 43.58%

U.S. Treasury 0.50% 2014	US$ 2,495	2,499
U.S. Treasury 2.625% 2014	2,500	2,521
U.S. Treasury 0.25% 2015	140	140
U.S. Treasury 0.375% 2015	46,470	46,591
U.S. Treasury 0.25% 2016	27,525	27,385
U.S. Treasury 0.375% 2016	16,500	16,491
U.S. Treasury 0.625% 2016	4,250	4,253
U.S. Treasury 1.00% 2016	33,130	33,410
U.S. Treasury 1.50% 2016[7]	22,000	22,466
U.S. Treasury 1.50% 2016	3,530	3,606
U.S. Treasury 1.75% 2016	2,500	2,567
U.S. Treasury 2.00% 2016[7]	26,500	27,296
U.S. Treasury 4.625% 2016	6,375	7,025
U.S. Treasury 5.125% 2016	6,375	7,001
U.S. Treasury 7.50% 2016	5,875	6,911
U.S. Treasury 1.00% 2017	196,400	196,960
U.S. Treasury 2.75% 2017	54,950	57,981
U.S. Treasury 0.625% 2018	15,600	15,118
U.S. Treasury 1.375% 2018	8,825	8,751
U.S. Treasury 2.625% 2018	2,500	2,623
U.S. Treasury 3.50% 2018	35,600	38,552
U.S. Treasury 1.125% 2020	82,925	78,540
U.S. Treasury 1.25% 2020	41,075	39,261
U.S. Treasury 1.375% 2020	122,200	117,069
U.S. Treasury 2.00% 2020	3,050	3,015
U.S. Treasury 1.625% 2022	210,860	195,147
U.S. Treasury 1.625% 2022	51,250	47,659
U.S. Treasury 1.75% 2023	43,000	39,837
U.S. Treasury 2.00% 2023	48,500	46,126
U.S. Treasury 2.50% 2023	189,728	187,055
U.S. Treasury 2.75% 2023	112,300	112,819
U.S. Treasury 5.25% 2029	38,100	47,670
U.S. Treasury 4.75% 2037	33,000	40,105
U.S. Treasury 5.00% 2037	32,000	40,193
U.S. Treasury 4.375% 2038	34,750	40,052
U.S. Treasury 4.375% 2040	11,500	13,281
U.S. Treasury 3.75% 2041	39,900	41,577
U.S. Treasury 2.75% 2042	500	426
U.S. Treasury 2.875% 2043	25,945	22,647
U.S. Treasury 3.625% 2043	2,450	2,480
U.S. Treasury 3.75% 2043	750	777
U.S. Treasury Inflation-Protected Security 1.875% 2015[5]	27,656	29,019
U.S. Treasury Inflation-Protected Security 0.125% 2017[5]	3,089	3,180
U.S. Treasury Inflation-Protected Security 0.125% 2018[5]	6,071	6,217
U.S. Treasury Inflation-Protected Security 0.375% 2023[5]	13,327	13,191
U.S. Treasury Inflation-Protected Security 0.625% 2024[5]	56,555	56,791
U.S. Treasury Inflation-Protected Security 2.375% 2025[5]	6,824	8,046
U.S. Treasury Inflation-Protected Security 0.75% 2042[5]	3,105	2,712
Fannie Mae, Series 2012-M17, Class A2, multifamily 2.184% 2022[2]	7,000	6,508
Fannie Mae, Series 2012-M9, Class A2, multifamily 2.482% 2022[2]	6,989	6,727
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

Fannie Mae 4.00% 2024[2]	US$ 909	US$ 965
Fannie Mae 4.00% 2024[2]	780	828
Fannie Mae 4.00% 2025[2]	983	1,043
Fannie Mae, Series 2001-4, Class GA, 9.513% 2025[2,3]	4	5
Fannie Mae 2.50% 2026[2]	652	655
Fannie Mae 2.50% 2026[2]	370	371
Fannie Mae 6.00% 2026[2]	288	318
Fannie Mae 2.50% 2027[2]	909	911
Fannie Mae 2.50% 2027[2]	591	594
Fannie Mae 2.50% 2027[2]	97	98
Fannie Mae 2.50% 2027[2]	46	46
Fannie Mae 2.50% 2027[2]	43	44
Fannie Mae 2.50% 2027[2]	43	43
Fannie Mae 2.50% 2028[2]	9,735	9,755
Fannie Mae 2.50% 2028[2]	3,305	3,307
Fannie Mae 2.50% 2028[2]	1,753	1,754
Fannie Mae 2.50% 2028[2]	1,399	1,402
Fannie Mae 2.50% 2028[2]	1,064	1,066
Fannie Mae 2.50% 2028[2]	1,055	1,057
Fannie Mae 2.50% 2028[2]	1,044	1,047
Fannie Mae 2.50% 2028[2]	1,033	1,035
Fannie Mae 2.50% 2028[2]	1,019	1,022
Fannie Mae 2.50% 2028[2]	1,019	1,021
Fannie Mae 2.50% 2028[2]	977	979
Fannie Mae 2.50% 2028[2]	976	978
Fannie Mae 2.50% 2028[2]	976	978
Fannie Mae 2.50% 2028[2]	973	975
Fannie Mae 2.50% 2028[2]	969	971
Fannie Mae 2.50% 2028[2]	952	954
Fannie Mae 2.50% 2028[2]	948	950
Fannie Mae 2.50% 2028[2]	948	950
Fannie Mae 2.50% 2028[2]	946	948
Fannie Mae 2.50% 2028[2]	921	922
Fannie Mae 2.50% 2028[2]	916	917
Fannie Mae 2.50% 2028[2]	914	915
Fannie Mae 2.50% 2028[2]	910	912
Fannie Mae 2.50% 2028[2]	908	910
Fannie Mae 2.50% 2028[2]	906	907
Fannie Mae 2.50% 2028[2]	895	895
Fannie Mae 2.50% 2028[2]	882	884
Fannie Mae 2.50% 2028[2]	850	852
Fannie Mae 2.50% 2028[2]	831	833
Fannie Mae 2.50% 2028[2]	827	829
Fannie Mae 2.50% 2028[2]	810	811
Fannie Mae 2.50% 2028[2]	801	803
Fannie Mae 2.50% 2028[2]	794	796
Fannie Mae 2.50% 2028[2]	772	774
Fannie Mae 2.50% 2028[2]	762	764
Fannie Mae 2.50% 2028[2]	742	743
Fannie Mae 2.50% 2028[2]	742	743
Fannie Mae 2.50% 2028[2]	631	633
Fannie Mae 2.50% 2028[2]	608	609
Fannie Mae 2.50% 2028[2]	606	607
Fannie Mae 2.50% 2028[2]	600	601
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

Fannie Mae 2.50% 2028[2]	US$544	US$545
Fannie Mae 2.50% 2028[2]	521	522
Fannie Mae 2.50% 2028[2]	515	516
Fannie Mae 2.50% 2028[2]	507	508
Fannie Mae 2.50% 2028[2]	502	503
Fannie Mae 2.50% 2028[2]	502	503
Fannie Mae 2.50% 2028[2]	496	497
Fannie Mae 2.50% 2028[2]	489	490
Fannie Mae 2.50% 2028[2]	489	490
Fannie Mae 2.50% 2028[2]	481	482
Fannie Mae 2.50% 2028[2]	478	479
Fannie Mae 2.50% 2028[2]	475	476
Fannie Mae 2.50% 2028[2]	468	469
Fannie Mae 2.50% 2028[2]	460	461
Fannie Mae 2.50% 2028[2]	459	460
Fannie Mae 2.50% 2028[2]	434	435
Fannie Mae 2.50% 2028[2]	416	417
Fannie Mae 2.50% 2028[2]	394	395
Fannie Mae 2.50% 2028[2]	389	389
Fannie Mae 2.50% 2028[2]	387	387
Fannie Mae 2.50% 2028[2]	383	384
Fannie Mae 2.50% 2028[2]	381	382
Fannie Mae 2.50% 2028[2]	338	339
Fannie Mae 2.50% 2028[2]	335	336
Fannie Mae 2.50% 2028[2]	335	335
Fannie Mae 2.50% 2028[2]	328	329
Fannie Mae 2.50% 2028[2]	323	324
Fannie Mae 2.50% 2028[2]	320	320
Fannie Mae 2.50% 2028[2]	317	318
Fannie Mae 2.50% 2028[2]	314	315
Fannie Mae 2.50% 2028[2]	313	314
Fannie Mae 2.50% 2028[2]	312	313
Fannie Mae 2.50% 2028[2]	302	303
Fannie Mae 2.50% 2028[2]	299	299
Fannie Mae 2.50% 2028[2]	281	281
Fannie Mae 2.50% 2028[2]	280	280
Fannie Mae 2.50% 2028[2]	257	257
Fannie Mae 2.50% 2028[2]	245	246
Fannie Mae 2.50% 2028[2]	239	240
Fannie Mae 2.50% 2028[2]	237	237
Fannie Mae 2.50% 2028[2]	236	236
Fannie Mae 2.50% 2028[2]	235	235
Fannie Mae 2.50% 2028[2]	232	232
Fannie Mae 2.50% 2028[2]	202	202
Fannie Mae 2.50% 2028[2]	193	193
Fannie Mae 2.50% 2028[2]	191	191
Fannie Mae 2.50% 2028[2]	189	189
Fannie Mae 2.50% 2028[2]	186	187
Fannie Mae 2.50% 2028[2]	182	183
Fannie Mae 2.50% 2028[2]	166	167
Fannie Mae 2.50% 2028[2]	163	164
Fannie Mae 2.50% 2028[2]	152	152
Fannie Mae 2.50% 2028[2]	151	151
Fannie Mae 2.50% 2028[2]	149	149
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

Fannie Mae 2.50% 2028[2]	US$ 148	US$ 148
Fannie Mae 2.50% 2028[2]	147	147
Fannie Mae 2.50% 2028[2]	144	144
Fannie Mae 2.50% 2028[2]	136	136
Fannie Mae 2.50% 2028[2]	122	123
Fannie Mae 2.50% 2028[2]	117	117
Fannie Mae 2.50% 2028[2]	116	116
Fannie Mae 2.50% 2028[2]	109	109
Fannie Mae 2.50% 2028[2]	104	105
Fannie Mae 2.50% 2028[2]	96	96
Fannie Mae 2.50% 2028[2]	95	95
Fannie Mae 2.50% 2028[2]	95	95
Fannie Mae 2.50% 2028[2]	95	95
Fannie Mae 2.50% 2028[2]	94	95
Fannie Mae 2.50% 2028[2]	88	89
Fannie Mae 2.50% 2028[2]	66	66
Fannie Mae 2.50% 2028[2]	64	64
Fannie Mae 2.50% 2028[2]	59	59
Fannie Mae 2.50% 2028[2]	56	56
Fannie Mae 2.50% 2028[2]	45	45
Fannie Mae 2.50% 2028[2]	39	39
Fannie Mae 2.50% 2028[2]	36	36
Fannie Mae 2.50% 2028[2]	36	36
Fannie Mae 5.50% 2033[2]	3,190	3,549
Fannie Mae 6.00% 2035[2]	185	207
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036[2]	1,479	1,322
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036[2]	383	421
Fannie Mae 2.382% 2038[2,3]	1,653	1,760
Fannie Mae 5.50% 2038[2]	2,625	2,901
Fannie Mae 3.506% 2039[2,3]	721	754
Fannie Mae 3.566% 2039[2,3]	553	579
Fannie Mae 3.802% 2039[2,3]	233	245
Fannie Mae 3.942% 2039[2,3]	239	252
Fannie Mae 3.943% 2039[2,3]	195	205
Fannie Mae 3.962% 2039[2,3]	244	259
Fannie Mae 3.992% 2039[2,3]	314	332
Fannie Mae 4.39% 2040[2,3]	1,500	1,603
Fannie Mae 3.555% 2041[2,3]	5,839	6,111
Fannie Mae 4.00% 2041[2]	820	854
Fannie Mae 5.00% 2041[2]	11,311	12,410
Fannie Mae 5.00% 2041[2]	3,790	4,144
Fannie Mae 4.00% 2042[2]	7,585	7,898
Fannie Mae 3.00% 2043[2]	12,091	11,711
Fannie Mae 3.00% 2043[2]	9,532	9,232
Fannie Mae 3.00% 2043[2]	6,462	6,258
Fannie Mae 3.00% 2043[2]	5,028	4,870
Fannie Mae 3.00% 2043[2]	726	702
Fannie Mae 3.00% 2043[2]	489	474
Fannie Mae 3.00% 2043[2]	458	444
Fannie Mae 4.00% 2043[2]	26,039	27,165
Fannie Mae 4.00% 2043[2]	2,341	2,442
Fannie Mae 4.00% 2043[2]	1,132	1,182
Fannie Mae 4.00% 2043[2]	1,131	1,178
Fannie Mae 6.50% 2047[2]	153	167
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

Fannie Mae 6.50% 2047[2]	US$ 126	US$ 138
Fannie Mae 6.50% 2047[2]	75	82
Fannie Mae 7.00% 2047[2]	176	194
Fannie Mae 6.50% 2048[2]	79	86
Hungarian Government 4.125% 2018	13,780	14,044
Hungarian Government 6.25% 2020	35,195	38,583
Hungarian Government 5.375% 2023	72,300	73,815
Hungarian Government 5.75% 2023	2,300	2,386
Hungarian Government 5.375% 2024	710	713
Hungarian Government 7.625% 2041	2,760	3,195
Verizon Communications Inc. 1.003% 2019[3]	2,091	2,112
Verizon Communications Inc. 2.55% 2019	1,605	1,617
Verizon Communications Inc. 3.45% 2021	6,840	6,946
Verizon Communications Inc. 5.15% 2023	25,920	28,422
Verizon Communications Inc. 4.15% 2024	20,380	20,750
Verizon Communications Inc. 5.05% 2034	10,690	11,001
Verizon Communications Inc. 6.55% 2043	17,689	21,604
Polish Government 6.375% 2019	24,960	29,347
Polish Government 5.125% 2021	15,300	16,933
Polish Government 5.00% 2022	13,400	14,656
Polish Government 4.00% 2024	27,335	27,615
Latvia (Republic of) 2.75% 2020	39,140	37,780
Latvia (Republic of) 5.25% 2021	28,750	31,390
Slovenia (Republic of) 4.75% 2018[6]	6,960	7,465
Slovenia (Republic of) 4.125% 2019[6]	5,790	6,001
Slovenia (Republic of) 5.50% 2022[6]	7,600	8,132
Slovenia (Republic of) 5.85% 2023[6]	33,715	36,918
Slovenia (Republic of) 5.85% 2023	9,475	10,375
State of California, Various Purpose General Obligation Bonds, 6.20% 2019	18,700	22,140
State of California, Various Purpose General Obligation Bonds, 7.30% 2039[2]	1,310	1,766
State of California, Various Purpose General Obligation Bonds, 7.55% 2039	2,720	3,805
State of California, Various Purpose General Obligation Bonds, 7.60% 2040	12,910	18,244
State of California, Various Purpose General Obligation Bonds, 7.625% 2040[2]	11,850	16,593
JPMorgan Chase & Co. 1.35% 2017	14,600	14,601
JPMorgan Chase & Co. 1.625% 2018	2,790	2,743
JPMorgan Chase & Co. 3.25% 2022	19,791	19,534
JPMorgan Chase & Co. 3.20% 2023	15,750	15,303
JPMorgan Chase & Co. 3.875% 2024	3,500	3,539
JPMorgan Chase & Co., Series-U, junior subordinated, perpetual, 6.125% (undated)[3]	440	435
Freddie Mac 0.75% 2018	11,300	11,054
Freddie Mac, Series K711, Class A2, multifamily 1.73% 2019[2]	7,000	6,872
Freddie Mac, Series K712, Class A2, multifamily 1.869% 2019[2]	4,590	4,509
Freddie Mac, Series K710, Class A2, multifamily 1.883% 2019[2]	5,372	5,326
Freddie Mac, Series K019, Class A2, multifamily 2.272% 2022[2]	5,500	5,261
Freddie Mac, Series K021, Class A2, multifamily 2.396% 2022[2]	6,440	6,170
Freddie Mac, Series K025, Class A2, multifamily 2.682% 2022[2]	6,000	5,836
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036[2]	2,473	2,248
Freddie Mac, Series 3292, Class BO, principal only, 0% 2037[2]	399	365
Freddie Mac 6.00% 2038[2]	144	160
Freddie Mac 3.763% 2039[2,3]	338	360
Freddie Mac 4.00% 2043[2]	2,238	2,328
Freddie Mac 4.00% 2043[2]	1,297	1,349
Freddie Mac 4.00% 2043[2]	1,263	1,317
Ford Motor Credit Co. 2.375% 2018	31,025	31,322
Ford Motor Credit Co. 2.375% 2019	19,825	19,701
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

Government National Mortgage Assn. 2.50% 2028[2]	US$ 3,777	US$ 3,840
Government National Mortgage Assn. 3.50% 2043[2]	35,728	36,519
Government National Mortgage Assn. 4.50% 2043[2]	7,589	8,191
Indonesia (Republic of) 5.875% 2020	25,077	27,522
Indonesia (Republic of) 5.875% 2020[6]	5,625	6,173
Indonesia (Republic of) 4.875% 2021[6]	3,835	3,950
Indonesia (Republic of) 4.875% 2021	2,800	2,884
Indonesia (Republic of) 3.75% 2022	4,175	3,961
Indonesia (Republic of) 3.375% 2023[6]	2,000	1,795
Indonesia (Republic of) 4.625% 2043	1,380	1,163
Indonesia (Republic of) 6.75% 2044[6]	925	1,014
Kinder Morgan Energy Partners, LP 2.65% 2019	670	670
Kinder Morgan Energy Partners, LP 3.50% 2021	3,960	3,951
Kinder Morgan Energy Partners, LP 3.45% 2023	7,500	7,163
Kinder Morgan Energy Partners, LP 3.50% 2023	4,490	4,248
Kinder Morgan Energy Partners, LP 4.15% 2024	14,720	14,663
Kinder Morgan Energy Partners, LP 5.50% 2044	12,610	12,943
Bermudan Government 5.603% 2020[6]	17,985	19,891
Bermudan Government 5.603% 2020	1,800	1,991
Bermudan Government 4.138% 2023[6]	4,900	4,831
Bermudan Government 4.854% 2024[6]	15,475	15,791
Lithuania (Republic of) 7.375% 2020	11,550	13,975
Lithuania (Republic of) 6.125% 2021[6]	7,155	8,212
Lithuania (Republic of) 6.625% 2022	11,600	13,740
Lithuania (Republic of) 6.625% 2022[6]	4,750	5,626
HSBC Holdings PLC 4.125% 2020[6]	3,577	3,798
HSBC Bank PLC 4.75% 2021[6]	2,150	2,358
HSBC Holdings PLC 4.00% 2022	6,105	6,352
HSBC Holdings PLC 4.25% 2024	21,205	21,277
HSBC Holdings PLC 5.25% 2044	7,250	7,359
Goldman Sachs Group, Inc. 2.625% 2019	14,620	14,603
Goldman Sachs Group, Inc. 4.00% 2024	23,800	23,746
Goldman Sachs Group, Inc. 6.25% 2041	1,160	1,382
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A-4, 5.814% 2043[2,3]	1,241	1,341
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB-16, Class A1A, 5.546% 2045[2]	2,092	2,280
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 5.845% 2045[2,3]	3,830	4,166
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A-2, 3.341% 2046[2,6]	6,750	7,046
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 2046[2,6]	8,500	8,877
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.698% 2049[2,3]	11,145	12,369
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-C1, Class A-4, 5.716% 2051[2]	3,000	3,321
Petróleos Mexicanos 3.50% 2018	1,500	1,560
Petróleos Mexicanos 8.00% 2019	6,400	7,840
Petróleos Mexicanos 5.50% 2021	1,070	1,174
Petróleos Mexicanos 4.875% 2022	8,960	9,386
Petróleos Mexicanos 4.875% 2024	420	435
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	6,750	7,526
Petróleos Mexicanos 6.50% 2041	2,470	2,717
Petróleos Mexicanos 6.375% 2045[6]	7,000	7,569
DaimlerChrysler North America Holding Corp. 2.625% 2016[6]	3,000	3,112
DaimlerChrysler North America Holding Corp. 2.40% 2017[6]	5,000	5,148
DaimlerChrysler North America Holding Corp. 2.375% 2018[6]	4,000	4,042
DaimlerChrysler North America Holding Corp. 2.875% 2021[6]	9,950	9,868
DaimlerChrysler North America Holding Corp. 8.50% 2031	7,850	11,689
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

Developers Diversified Realty Corp. 5.50% 2015	US$ 5,190	US$ 5,434
Developers Diversified Realty Corp. 9.625% 2016	8,360	9,688
Developers Diversified Realty Corp. 7.50% 2017	10,885	12,614
Developers Diversified Realty Corp. 4.75% 2018	475	516
Developers Diversified Realty Corp. 7.875% 2020	4,170	5,188
Bank of America Corp. 5.65% 2018	990	1,120
Bank of America Corp., Series L, 2.65% 2019	8,400	8,439
Bank of America Corp. 4.00% 2024	18,120	18,138
Bank of America Corp. 4.125% 2024	4,710	4,773
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 5.82% 2038[2,3]	3,701	4,025
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039[2]	12,250	13,438
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-1-A, 5.704% 2049[2]	8,144	9,163
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-M, 5.867% 2049[2,3]	4,945	5,445
StatoilHydro ASA 1.80% 2016	4,000	4,101
Statoil ASA 0.526% 2018[3]	5,460	5,459
Statoil ASA 1.95% 2018	4,515	4,525
Statoil ASA 3.15% 2022	6,000	6,030
Statoil ASA 3.70% 2024	6,325	6,458
Statoil ASA 4.25% 2041	3,000	2,933
Williams Partners LP 4.125% 2020	1,625	1,690
Williams Partners LP 5.25% 2020	10,405	11,475
Williams Partners LP 3.35% 2022	1,750	1,680
Williams Partners LP 4.50% 2023	6,440	6,603
Williams Partners LP 4.30% 2024	7,235	7,283
Sprint Capital Corp. 6.90% 2019	11,750	12,954
Sprint Nextel Corp. 7.00% 2020	3,950	4,325
Sprint Corp. 7.875% 2023[6]	9,800	10,804
Morgan Stanley 3.80% 2016	7,500	7,904
Morgan Stanley 2.125% 2018	5,125	5,120
Morgan Stanley 2.50% 2019	14,625	14,605
NBC Universal Enterprise, Inc. 0.924% 2018[3,6]	5,785	5,825
NBC Universal Enterprise, Inc. 1.974% 2019[6]	18,100	17,728
NBC Universal Enterprise, Inc. 5.25% (undated)[6]	2,335	2,370
Israeli Government 4.00% 2022	13,050	13,689
Israeli Government 3.15% 2023	10,700	10,416
Israeli Government 4.50% 2043	1,890	1,760
Citigroup Inc. 4.75% 2015	4,247	4,436
Citigroup Inc. 3.875% 2023	21,135	21,030
Gaz Capital SA, Series 7, 6.212% 2016	1,850	1,970
Gazprom OJSC 3.85% 2020[6]	400	377
Gazprom OJSC 5.999% 2021[6]	3,900	3,993
Gazprom OJSC, Series 9, 6.51% 2022	18,225	18,863
First Data Holdings, Inc. 14.50% 2019[4,6]	6,000	5,663
First Data Corp. 11.75% 2021	6,000	6,330
First Data Corp. 12.625% 2021	10,511	12,561
Prologis, Inc. 6.125% 2016	1,550	1,737
Prologis, Inc. 2.75% 2019	1,000	1,005
Prologis, Inc. 3.35% 2021	10,095	10,005
Prologis, Inc. 4.25% 2023	11,545	11,766
CEMEX España, SA 9.25% 2020[6]	12,799	14,111
CEMEX Finance LLC 7.25% 2021[6]	5,000	5,475
CEMEX Finance LLC 9.375% 2022[6]	4,060	4,786
AbbVie Inc. 1.75% 2017	8,280	8,315
AbbVie Inc. 2.90% 2022	9,360	9,029
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

AbbVie Inc. 4.40% 2042	US$ 7,095	US$ 6,969
AXA SA 8.60% 2030	18,550	23,976
BPCE SA group 2.50% 2018	3,000	3,018
BPCE SA group 5.70% 2023[6]	2,905	3,026
BPCE SA group 5.15% 2024[6]	17,775	17,721
Croatian Government 6.75% 2019[6]	2,300	2,544
Croatian Government 6.625% 2020[6]	7,095	7,797
Croatian Government 6.375% 2021[6]	6,880	7,448
Croatian Government 5.50% 2023[6]	5,195	5,276
Total Capital International 1.55% 2017	1,800	1,819
Total Capital International 2.875% 2022	1,115	1,094
Total Capital International 3.75% 2024	19,350	19,806
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 2021[2,6]	6,300	6,568
Odebrecht Offshore Drilling Finance Ltd. 6.75% 2022[2,6]	15,109	15,714
Enel Finance International SA 3.875% 2014[6]	3,000	3,046
Enel Finance International SA 6.00% 2039[6]	1,445	1,515
Enel Società per Azioni 8.75% 2073[3,6]	15,000	16,888
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 2016[6]	5,500	6,112
Abu Dhabi National Energy Co. PJSC (TAQA) 7.25% 2018[6]	8,000	9,574
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 2021[6]	3,275	3,770
Abu Dhabi National Energy Co. PJSC (TAQA) 3.625% 2023[6]	1,135	1,119
Anheuser-Busch InBev NV 6.875% 2019	14,400	17,631
Anheuser-Busch InBev NV 3.70% 2024	2,760	2,795
Deutsche Telekom International Finance BV 3.125% 2016[6]	2,715	2,832
Deutsche Telekom International Finance BV 9.25% 2032	11,340	17,574
Iberdrola Finance Ireland 3.80% 2014[6]	1,185	1,201
Scottish Power PLC 5.375% 2015	8,200	8,548
Iberdrola Finance Ireland 5.00% 2019[6]	6,970	7,668
Scottish Power PLC 5.81% 2025	2,500	2,703
Dollar General Corp. 1.875% 2018	4,388	4,317
Dollar General Corp. 3.25% 2023	16,589	15,692
General Electric Capital Corp. 2.45% 2017	13,150	13,595
General Electric Co. 2.70% 2022	3,000	2,913
General Electric Capital Corp. 3.10% 2023	3,180	3,118
Turkey (Republic of) 4.557% 2018[6]	5,065	5,174
Turkey (Republic of) 5.625% 2021	8,700	9,118
Turkey (Republic of) 6.25% 2022	4,915	5,293
MetroPCS Wireless, Inc. 6.25% 2021	6,925	7,349
T-Mobile US, Inc. 6.731% 2022	2,500	2,687
MetroPCS Wireless, Inc. 6.625% 2023	8,425	8,973
Morocco Government 4.25% 2022	5,700	5,540
Morocco Government 4.25% 2022[6]	2,500	2,430
Morocco Government 5.50% 2042	10,000	9,390
Morocco Government 5.50% 2042[6]	1,500	1,409
Wells Fargo & Co., Series I, 3.50% 2022	18,350	18,762
Westfield Group 5.70% 2016[6]	2,200	2,443
Westfield Group 7.125% 2018[6]	8,630	10,269
Westfield Group 6.75% 2019[6]	2,250	2,709
Westfield Group 4.625% 2021[6]	1,220	1,337
Westfield Group 3.375% 2022[6]	1,850	1,851
Comcast Corp. 6.40% 2038	1,750	2,159
Comcast Corp. 4.65% 2042	10,550	10,564
Comcast Corp. 4.75% 2044	5,695	5,804
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

Enbridge Energy Partners, LP, Series B, 6.50% 2018	US$ 5,320	US$ 6,147
Enbridge Energy Partners, LP 9.875% 2019	3,250	4,263
Enbridge Energy Partners, LP 5.20% 2020	7,335	8,020
Standard Chartered PLC 3.85% 2015[6]	5,830	6,024
Standard Chartered PLC 3.20% 2016[6]	10,865	11,346
Barclays Bank PLC 2.50% 2019	16,570	16,623
Union Pacific Corp. 2.25% 2019	1,375	1,377
Union Pacific Corp. 2.75% 2023	12,000	11,257
Union Pacific Corp. 3.646% 2024	1,850	1,848
Union Pacific Corp. 4.821% 2044	1,990	2,084
Burlington Northern Santa Fe LLC 3.05% 2022	5,815	5,581
Burlington Northern Santa Fe LLC 3.00% 2023	4,750	4,492
Burlington Northern Santa Fe LLC 3.75% 2024	5,575	5,603
Burlington Northern Santa Fe LLC 4.90% 2044	565	585
Gilead Sciences, Inc. 2.40% 2014	735	744
Gilead Sciences, Inc. 3.05% 2016	5,250	5,525
Gilead Sciences, Inc. 3.70% 2024	5,680	5,695
Gilead Sciences, Inc. 4.80% 2044	3,950	4,082
Electricité de France SA 1.15% 2017[6]	7,000	6,995
Electricité de France SA 4.60% 2020[6]	2,200	2,399
Electricité de France SA 6.95% 2039[6]	1,325	1,686
Electricité de France SA 4.875% 2044[6]	4,460	4,462
Rabobank Nederland 4.625% 2023	14,905	15,370
American International Group, Inc. 3.80% 2017	5,500	5,889
American International Group, Inc. 3.375% 2020	6,000	6,136
American International Group, Inc. 4.125% 2024	3,120	3,193
Hilton USA Trust, Series 2013-HLF-AFX, 2.662% 2030[2,6]	15,106	15,164
CEZ, a s 4.25% 2022[6]	14,475	14,845
Intelsat Jackson Holding Co. 7.25% 2020	1,100	1,198
Intelsat Jackson Holding Co. 6.625% 2022[6]	11,375	11,887
Intelsat Jackson Holding Co. 6.625% 2022	1,575	1,646
Bahrain Government 5.50% 2020	12,870	13,884
Bahrain Government 5.50% 2020[6]	630	680
Altria Group, Inc. 9.95% 2038	2,500	4,023
Altria Group, Inc. 4.50% 2043	8,500	7,838
Altria Group, Inc. 5.375% 2044	2,250	2,361
Kimco Realty Corp., Series C, 4.904% 2015	1,360	1,409
Kimco Realty Corp. 5.584% 2015	2,003	2,152
Kimco Realty Corp. 5.70% 2017	500	558
Kimco Realty Corp. 4.30% 2018	500	539
Kimco Realty Corp. 6.875% 2019	8,010	9,554
Volvo Treasury AB 5.95% 2015[6]	13,390	14,061
MidAmerican Energy Holdings Co. 3.75% 2023[6]	11,830	11,794
MidAmerican Energy Holdings Co. 5.15% 2043[6]	1,995	2,134
Banc of America Commercial Mortgage Inc., Series 2006-3, Class A-4, 5.889% 2044[2,3]	1,476	1,598
Banc of America Commercial Mortgage Inc., Series 2006-1, Class A1A, 5.378% 2045[2,3]	4,620	4,941
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.598% 2049[2,3]	1,120	1,235
Banc of America Commercial Mortgage Inc., Series 2007-4, Class A-M, 5.892% 2051[2,3]	3,020	3,359
Banc of America Commercial Mortgage Inc., Series 2008-1, Class A-4, 6.246% 2051[2,3]	2,315	2,638
Korea Development Bank 3.875% 2017	12,800	13,715
Telecom Italia Capital SA 7.175% 2019	3,695	4,254
Telecom Italia Capital SA 7.20% 2036	9,168	9,386
ERP Operating LP 5.125% 2016	1,110	1,201
ERP Operating LP 4.75% 2020	9,200	10,093
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

ERP Operating LP 4.625% 2021	US$ 2,020	US$ 2,187
Novartis Capital Corp. 3.40% 2024	11,330	11,342
Novartis Capital Corp. 4.40% 2044	1,750	1,773
Gabonese Republic 6.375% 2024[2,6]	12,190	12,952
Reynolds Group Inc. 9.00% 2019	3,500	3,762
Reynolds Group Inc. 9.875% 2019	1,635	1,835
Reynolds Group Inc. 5.75% 2020	6,900	7,262
Rio Tinto Finance (USA) Ltd. 2.50% 2016	3,000	3,099
Rio Tinto Finance (USA) Ltd. 2.25% 2018	6,425	6,433
Rio Tinto Finance (USA) Ltd. 2.875% 2022	3,340	3,185
National Rural Utilities Cooperative Finance Corp. 3.875% 2015	7,750	8,118
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	3,250	4,387
Holcim Ltd. 6.00% 2019[6]	3,222	3,673
Holcim Ltd. 5.15% 2023[6]	8,230	8,811
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 2.90% 2014[6]	6,365	6,439
Commonwealth Bank of Australia 0.75% 2017[2,6]	6,000	6,009
TransCanada PipeLines Ltd. 6.50% 2018	5,000	5,904
TransCanada PipeLines Ltd. 7.125% 2019	3,035	3,685
TransCanada PipeLines Ltd. 7.625% 2039	2,000	2,802
Xstrata Canada Financial Corp. 2.70% 2017[3,6]	2,125	2,153
Glencore Xstrata LLC 1.599% 2019[3,6]	8,725	8,760
Glencore Xstrata LLC 4.125% 2023[6]	1,370	1,311
Neiman Marcus, Term Loan B, 4.25% 2020[2,3,8]	4,389	4,411
Neiman Marcus Group LTD Inc. 8.00% 2021[6]	2,175	2,401
Neiman Marcus Group LTD Inc. 8.75% 2021[3,4,6]	4,825	5,356
CS First Boston Mortgage Securities Corp., Series 2006-C5, Class A-3, 5.311% 2039[2]	7,165	7,771
CS First Boston Mortgage Securities Corp., Series 2007-C5, Class A4, 5.695% 2040[2,3]	3,000	3,317
CS First Boston Mortgage Securities Corp., Series 2007-C2, Class A-M, 5.549% 2049[2,3]	840	908
Hospitality Properties Trust 6.30% 2016	1,000	1,076
Hospitality Properties Trust 6.70% 2018	8,805	9,857
Hospitality Properties Trust 5.00% 2022	250	260
Hospitality Properties Trust 4.50% 2023	690	685
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	1,325	1,561
CMS Energy Corp. 8.75% 2019	1,182	1,519
CMS Energy Corp. 6.25% 2020	130	153
CMS Energy Corp. 5.05% 2022	7,298	8,132
CMS Energy Corp. 3.875% 2024	480	487
National Grid PLC 6.30% 2016	10,575	11,811
Dell, Inc. Term Loan B, 4.50% 2020[2,3,8]	11,721	11,656
CVS Caremark Corp. 4.00% 2023	11,375	11,646
Ras Laffan Liquefied Natural Gas II 5.298% 2020[2,6]	2,647	2,861
Ras Laffan Liquefied Natural Gas III 5.838% 2027[2,6]	8,000	8,685
First Quantum Minerals Ltd. 6.75% 2020[6]	5,642	5,741
First Quantum Minerals Ltd. 7.00% 2021[6]	5,642	5,769
HSBK (Europe) BV 7.25% 2017[6]	1,865	1,993
HSBK (Europe) BV 7.25% 2021[6]	8,975	9,426
Argentina (Republic of) 7.00% 2015	5,800	5,617
Argentina (Republic of) 7.00% 2017	6,400	5,735
Time Warner Inc. 4.05% 2023	9,575	9,848
Time Warner Inc. 6.25% 2041	1,165	1,370
Transocean Inc. 5.05% 2016	2,640	2,874
Transocean Inc. 2.50% 2017	5,200	5,239
Transocean Inc. 6.375% 2021	2,060	2,319
Transocean Inc. 3.80% 2022	785	752
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A-4, 5.216% 2044[2,3]	US$ 5,042	US$ 5,296
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048[2]	5,260	5,708
Digicel Group Ltd. 10.50% 2018[6]	850	905
Digicel Group Ltd. 8.25% 2020[6]	7,750	8,312
Digicel Group Ltd. 7.125% 2022[6]	1,700	1,723
BHP Billiton Finance (USA) Ltd. 3.85% 2023	9,325	9,573
BHP Billiton Finance (USA) Ltd. 5.00% 2043	1,150	1,222
Express Scripts Inc. 3.125% 2016	10,250	10,685
Cox Communications, Inc. 2.95% 2023[6]	11,575	10,586
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A-5, 5.342% 2043[2]	250	274
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A1A, 5.717% 2043[2,3]	6,780	7,392
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-5, 5.50% 2047[2]	900	997
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-M, 5.591% 2047[2,3]	1,270	1,395
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A-3, 5.724% 2049[2,3]	400	442
International Business Machines Corp. 1.95% 2016	9,965	10,260
Kinetic Concepts, Inc., Term Loan E1, 4.00% 2018[2,3,8]	1,070	1,074
Kinetic Concepts, Inc. 10.50% 2018	3,845	4,441
Kinetic Concepts, Inc. 12.50% 2019	4,000	4,690
BP Capital Markets PLC 0.656% 2016[3]	10,000	10,048
Thomson Reuters Corp. 1.30% 2017	2,525	2,514
Thomson Reuters Corp. 4.30% 2023	4,250	4,362
Thomson Reuters Corp. 5.65% 2043	2,980	3,162
Volkswagen International Finance NV 2.875% 2016[6]	1,900	1,974
Volkswagen International Finance NV 2.375% 2017[6]	2,500	2,576
Volkswagen International Finance NV 4.00% 2020[6]	5,000	5,362
Frontier Communications Corp. 8.50% 2020	1,775	2,072
Frontier Communications Corp. 9.25% 2021	6,525	7,765
British American Tobacco International Finance PLC 9.50% 2018[6]	7,485	9,777
McKesson Corp. 3.25% 2016	740	771
McKesson Corp. 2.284% 2019	4,610	4,579
McKesson Corp. 3.796% 2024	2,920	2,929
McKesson Corp. 4.883% 2044	1,305	1,328
Tennessee Valley Authority 5.88% 2036	2,250	2,762
Tennessee Valley Authority 5.25% 2039	6,000	6,794
SBC Communications Inc. 5.10% 2014	3,909	3,991
Cricket Communications, Inc. 7.75% 2020	3,475	3,978
AT&T Inc. 4.30% 2042	1,625	1,446
Bank of New York Mellon Corp. 3.65% 2024	9,300	9,393
Boyd Gaming Corp. 9.125% 2018	2,000	2,178
Boyd Gaming Corp. 9.00% 2020	6,475	7,195
RCI Banque 3.50% 2018[6]	9,000	9,346
Citigroup Commercial Mortgage Trust, Series 2014-CG19, Class A-1, 1.199% 2047[2]	2,135	2,129
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A-4, 5.431% 2049[2]	6,500	7,102
Forest Laboratories, Inc. 4.375% 2019[6]	1,185	1,249
Forest Laboratories, Inc. 5.00% 2021[6]	7,435	7,881
Commercial Mortgage Trust, Series 2006-C8, Class A1A, 5.292% 2046[2]	4,793	5,260
Commercial Mortgage Trust, Series 2014-UBS2, Class A-1, 1.298% 2047[2]	3,825	3,811
Colbun SA 6.00% 2020[6]	8,150	8,993
Transportadora de Gas Peru SA 4.25% 2028[2,6]	9,810	8,976
CEVA Group PLC, Term Loan B, 6.50% 2021[2,3,8]	3,575	3,568
CEVA Group PLC 7.00% 2021[6]	3,550	3,630
CEVA Group PLC 9.00% 2021[6]	1,700	1,747
PNC Financial Services Group, Inc. 2.854% 2022	9,210	8,799
Imperial Tobacco Finance PLC 3.50% 2023[6]	9,050	8,697
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

Mediacom LLC and Mediacom Capital Corp. 7.25% 2022	US$5,000	US$5,475
Mediacom Broadband LLC and Mediacom Broadband Corp. 6.375% 2023	3,000	3,195
Colombia (Republic of) Global 4.375% 2021	8,300	8,653
American Express Co. 1.55% 2018	8,750	8,601
Freescale Semiconductor, Inc., Term Loan B4, 4.25% 2020[2,3,8]	2,750	2,762
Freescale Semiconductor, Inc. 6.00% 2022[6]	5,450	5,797
E.ON International Finance BV 5.80% 2018[6]	7,500	8,530
Norfolk Southern Corp. 5.75% 2016	4,265	4,616
Norfolk Southern Corp. 3.00% 2022	4,000	3,903
McDonald’s Corp. 3.50% 2020	8,005	8,420
Reynolds American Inc. 4.85% 2023	2,480	2,603
Reynolds American Inc. 6.15% 2043	4,990	5,650
Allstate Corp. 3.15% 2023	8,360	8,230
Progress Energy, Inc. 7.05% 2019	4,380	5,250
Progress Energy, Inc. 7.75% 2031	1,990	2,727
United Mexican States Government Global, Series A, 3.625% 2022	7,800	7,827
NII Capital Corp. 10.00% 2016	125	52
NII Capital Corp. 7.875% 2019[6]	4,150	2,843
NII Capital Corp. 8.875% 2019	2,625	1,188
NII Capital Corp. 11.375% 2019[6]	1,600	1,136
NII Capital Corp. 7.625% 2021	9,000	2,565
Enbridge Inc. 4.00% 2023	7,750	7,782
ABB Finance (USA) Inc. 1.625% 2017	3,000	3,023
ABB Finance (USA) Inc. 2.875% 2022	4,830	4,706
UniCredito Italiano SpA 6.00% 2017[6]	7,125	7,714
Nordea Bank, Series 2, 3.70% 2014[6]	5,000	5,100
Nordea Bank AB 1.625% 2018[6]	2,645	2,605
Post Holdings, Inc. 6.75% 2021[6]	4,650	4,935
Post Holdings, Inc. 7.375% 2022	2,500	2,700
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 2046[2,6]	4,088	4,271
DBUBS Mortgage Trust, Series 2011-LC1A, Class A3, 5.002% 2046[2,6]	3,000	3,356
inVentiv Health Inc. 9.00% 2018[6]	7,000	7,455
Banco de Crédito del Perú 5.375% 2020[6]	7,000	7,446
Roche Holdings, Inc. 7.00% 2039[6]	5,290	7,413
Ply Gem Industries, Inc., Term Loan B1, 4.00% 2021[2,3,8]	3,825	3,835
Ply Gem Industries, Inc. 6.50% 2022[6]	3,525	3,573
NGPL PipeCo LLC 9.625% 2019[6]	6,900	7,400
Pernod Ricard SA 2.95% 2017[6]	2,000	2,074
Pernod Ricard SA 4.45% 2022[6]	4,945	5,181
Orange SA 2.75% 2019	4,760	4,827
Orange SA 5.50% 2044	2,250	2,365
ENA Norte Trust 4.95% 2028[2,6]	7,024	7,107
R.R. Donnelley & Sons Co. 7.875% 2021	3,400	3,910
R.R. Donnelley & Sons Co. 6.50% 2023	3,000	3,184
Select Medical Holdings Corp. 6.375% 2021	6,910	7,048
LightSquared, Term Loan B, 12.00% 2014[2,4,8,9]	5,845	6,985
BBVA Bancomer SA 4.50% 2016[6]	2,975	3,161
BBVA Bancomer SA, junior subordinated 7.25% 2020[6]	2,010	2,234
BBVA Bancomer SA 6.50% 2021[6]	1,455	1,580
VEB Finance Ltd. 6.902% 2020[6]	6,600	6,954
EDP Finance BV 6.00% 2018[6]	4,000	4,350
EDP Finance BV 5.25% 2021[6]	2,500	2,585
Realogy Corp. 3.375% 2016[6]	2,750	2,777
Realogy Corp., Letter of Credit, 4.50% 2016[2,3,8]	113	113
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

Realogy Corp. 7.875% 2019[6]	US$3,725	US$4,037
ConAgra Foods, Inc. 1.30% 2016	2,800	2,820
ConAgra Foods, Inc. 3.20% 2023	4,210	4,029
Baxter International Inc. 1.85% 2018	2,995	2,982
Baxter International Inc. 3.20% 2023	3,875	3,788
Fiat SpA, Second Lien, 8.25% 2021[6]	5,800	6,590
GlaxoSmithKline Capital Inc. 1.50% 2017	6,500	6,544
Arch Coal, Inc., Term Loan B1, 6.25% 2018[2,3,8]	4,477	4,423
Arch Coal, Inc. 7.00% 2019	2,675	2,080
Spectra Energy Partners, LP 4.75% 2024	6,090	6,430
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 2019[2,6]	6,131	6,364
Anadarko Petroleum Corp. 5.95% 2016	2,250	2,498
Anadarko Petroleum Corp. 8.70% 2019	3,000	3,808
Carnival Corp. 3.95% 2020	6,150	6,281
Jaguar Land Rover PLC 8.125% 2021[6]	5,500	6,270
Pacific Rubiales Energy Corp. 5.375% 2019[6]	6,000	6,240
ConvaTec Finance International SA 8.25% 2019[4,6]	6,020	6,216
France Government Agency-Guaranteed, Société Finance 2.875% 2014[6]	6,070	6,144
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-3, 5.43% 2040[2]	2,884	3,181
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class A-M, 6.114% 2040[2,3]	460	510
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A-M, 6.15% 2045[2,3]	2,110	2,410
Tenet Healthcare Corp. 8.125% 2022	5,230	5,858
US Investigations Services, Inc., Term Loan B, 5.00% 2015[2,3,8]	1,205	1,183
US Investigations Services, Inc., Term Loan D, 7.75% 2015[2,3,8]	2,086	2,063
US Investigations Services, Inc. 10.50% 2015[6]	1,900	1,760
US Investigations Services, Inc. 11.75% 2016[6]	1,035	776
Macy’s Retail Holdings, Inc. 7.875% 2015[3]	2,857	3,103
Macy’s Retail Holdings, Inc. 4.375% 2023	2,550	2,645
Altice Finco SA 6.50% 2022[6]	3,900	4,124
Altice Finco SA 8.125% 2024[6]	1,475	1,597
Gardner Denver, Inc. Term Loan B, 4.25% 2020[2,3,8]	5,715	5,720
iStar Financial Inc., Term Loan B, 4.50% 2017[2,3,8]	536	539
iStar Financial Inc. 4.875% 2018	5,000	5,150
JBS SA 7.75% 2020[6]	5,300	5,618
Citycenter, Term Loan B, 5.00% 2020[2,3,8]	5,561	5,614
Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A-5, 4.855% 2041[2,3]	3,386	3,412
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A-4, 5.841% 2050[2,3]	1,950	2,173
United Rentals, Inc. 7.375% 2020	5,000	5,544
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[6]	5,200	5,460
VPI Escrow Corp. 6.375% 2020[6]	1,475	1,600
VPI Escrow Corp. 7.50% 2021[6]	3,410	3,853
Devon Energy Corp. 2.25% 2018	520	518
Devon Energy Corp. 3.25% 2022	4,985	4,919
Caesars Entertainment Operating Co. 9.00% 2020	3,975	3,587
Caesars Entertainment Operating Co. 9.00% 2020	2,025	1,828
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A1A, 5.319% 2043[2]	3,716	4,062
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class A-M, 5.406% 2044[2]	965	1,053
Morgan Stanley Capital I Trust, Series 2007-IQ15, Class A-4, 5.908% 2049[2,3]	266	297
Samson Investment Co. 10.50% 2020[6]	4,915	5,382
SRA International, Inc., Term Loan B, 6.50% 2018[2,3,8]	5,333	5,359
QGOG Constellation SA 6.25% 2019[6]	5,350	5,357
Exxon Mobil Corp. 1.819% 2019	3,500	3,480
Exxon Mobil Corp. 3.176% 2024	1,850	1,848
Slovakia Government 4.375% 2022[6]	5,000	5,316
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

Puget Sound Energy, Inc., First Lien, 6.50% 2020	US$1,475	US$1,723
Puget Sound Energy, Inc., First Lien, 6.00% 2021	1,095	1,264
Puget Sound Energy, Inc., First Lien, 5.625% 2022	2,040	2,329
Coca-Cola Co. 3.20% 2023	5,370	5,292
PDC Energy Inc. 7.75% 2022	4,750	5,225
Toronto-Dominion Bank 2.375% 2016	5,000	5,188
HCA Inc. 5.00% 2024	5,100	5,122
BNP Paribas 5.00% 2021	1,500	1,667
BNP Paribas, junior subordinated 7.195% (undated)[3,6]	3,200	3,432
Wind Acquisition SA 11.75% 2017[6]	2,750	2,901
Wind Acquisition SA 7.25% 2018[6]	2,050	2,173
Target Corp. 6.00% 2018	4,375	5,041
Marks and Spencer Group PLC 6.25% 2017[6]	4,500	5,035
Nigeria (Republic of) 5.125% 2018[6]	3,400	3,486
Nigeria (Republic of) 6.375% 2023[6]	1,425	1,477
JMC Steel Group Inc. 8.25% 2018[6]	4,800	4,926
Michaels Stores, Inc. 7.50% 2018[3,4,6]	1,700	1,760
Michaels Stores, Inc. 7.75% 2018	2,900	3,114
Schering-Plough Corp. 6.00% 2017	3,275	3,774
Merck & Co., Inc. 2.80% 2023	1,100	1,047
Needle Merger Sub Corp. 8.125% 2019[6]	4,565	4,759
Alexandria Real Estate Equities, Inc. 3.90% 2023	4,900	4,742
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 3.45% 2014[6]	4,655	4,702
Corporate Office Properties Trust 3.60% 2023	5,065	4,692
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A-4, 5.694% 2050[2,3]	1,750	1,960
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A-M, 6.084% 2050[2,3]	2,375	2,697
Regions Financial Corp. 7.75% 2014	103	107
Regions Financial Corp., Series A-I, 5.20% 2015	200	208
Regions Financial Corp. 5.75% 2015	295	311
Regions Financial Corp. 2.00% 2018	4,100	4,023
Royal Bank of Scotland PLC 4.375% 2016	3,000	3,191
Royal Bank of Scotland PLC 5.625% 2020	1,195	1,352
CRC Health Corp, Term Loan, 5.25% 2021[2,3,8]	2,200	2,217
CRC Health Corp, Term Loan B, 9.00% 2021[2,3,8]	2,300	2,310
Dominican Republic 7.50% 2021[2,6]	4,000	4,480
Univision Communications Inc., Term Loan C3, 4.00% 2020[2,3,8]	566	570
Univision Communications Inc. 8.50% 2021[6]	3,500	3,894
PTT Exploration & Production Ltd. 5.692% 2021[6]	4,045	4,446
Builders Firstsource 7.625% 2021[6]	4,075	4,421
CoBank, ACB 7.875% 2018[6]	430	515
CoBank, ACB 0.833% 2022[3,6]	4,275	3,901
Export-Import Bank of Korea 4.375% 2021	4,000	4,304
McClatchy Co. 9.00% 2022	3,650	4,266
Alcatel-Lucent USA Inc. 4.625% 2017[6]	2,075	2,142
Alcatel-Lucent USA Inc. 6.75% 2020[6]	800	850
Alcatel-Lucent USA Inc. 8.875% 2020[6]	1,075	1,226
AvalonBay Communities, Inc. 3.625% 2020	1,450	1,494
AvalonBay Communities, Inc. 2.85% 2023	2,875	2,701
Royal Bank of Canada 1.50% 2018	4,150	4,120
Credit Suisse Group AG 4.375% 2020	3,760	4,068
Unum Group 5.625% 2020	3,600	4,058
Stater Bros. Holdings Inc. 7.75% 2015	4,025	4,045
Simon Property Group, LP 10.35% 2019	2,975	4,031
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

Kindred Healthcare Inc., Term Loan B, 4.00% 2021[2,3,8]	US$4,000	US$4,020
Intercontinentalexchange, Inc. 4.00% 2023	3,860	4,013
DJO Finance LLC 9.75% 2017	1,095	1,166
DJO Finance LLC 7.75% 2018	910	962
DJO Finance LLC 8.75% 2018	425	464
DJO Finance LLC 9.875% 2018	1,215	1,330
Teekay Corp. 8.50% 2020	3,400	3,885
Philip Morris International Inc. 1.875% 2019	3,925	3,880
Chevron Corp. 1.718% 2018	1,010	1,008
Chevron Corp. 3.191% 2023	2,900	2,871
Pacific Gas and Electric Co. 3.25% 2023	2,565	2,486
Pacific Gas and Electric Co. 3.85% 2023	1,335	1,349
State of Qatar 4.50% 2022[6]	3,500	3,824
Samsung Electronics America, Inc. 1.75% 2017[6]	3,800	3,811
Consolidated Edison Company of New York, Inc. 4.45% 2044	3,775	3,756
EnLink Midstream Partners, LP 2.70% 2019	495	497
EnLink Midstream Partners, LP 4.40% 2024	975	996
EnLink Midstream Partners, LP 5.60% 2044	2,100	2,226
Banco Mercantil del Norte, SA, junior subordinated 6.862% 2021[3,6]	3,500	3,705
Playa Resorts Holding BV, Term Loan B, 4.00% 2019[2,3,8]	721	726
Playa Resorts Holding BV 8.00% 2020[6]	2,725	2,957
Warner Music Group 6.75% 2022[6]	3,550	3,590
TransDigm Inc. 7.75% 2018	2,750	2,963
TransDigm Inc. 5.50% 2020	600	614
Comision Federal de Electricidad 4.875% 2024[6]	3,500	3,561
CenterPoint Energy Resources Corp. 4.50% 2021	3,225	3,489
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[2]	601	651
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[2]	189	210
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[2]	2,298	2,624
Veolia Environnement 6.00% 2018	1,500	1,700
Veolia Environnement 6.75% 2038	1,500	1,776
Iron Mountain Inc. 5.75% 2024	3,550	3,475
QBE Insurance Group Ltd. 2.40% 2018[6]	3,500	3,427
Kraft Foods Inc. 2.25% 2017	1,590	1,631
Kraft Foods Inc. 5.375% 2020	1,570	1,793
South Korean Government 5.75% 2014	3,400	3,405
Patheon Inc., Term Loan B, 4.25% 2021[2,3,8]	2,890	2,880
Patheon Inc. 7.50% 2022[6]	445	460
Nortek Inc. 10.00% 2018	2,050	2,260
Nortek Inc. 8.50% 2021	950	1,066
Teco Finance, Inc. 4.00% 2016	20	21
Teco Finance, Inc. 5.15% 2020	270	299
Tampa Electric Co. 4.10% 2042	3,140	2,998
Brandywine Operating Partnership, LP 5.40% 2014	2,500	2,563
Brandywine Operating Partnership, LP 5.70% 2017	15	17
Brandywine Operating Partnership, LP 3.95% 2023	750	738
Academy Sports 9.25% 2019[6]	3,000	3,289
ACE INA Holdings Inc. 5.875% 2014	1,510	1,526
ACE INA Holdings Inc. 2.60% 2015	1,625	1,674
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	3,000	3,173
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[6]	2,915	3,155
Thermo Fisher Scientific Inc. 4.15% 2024	3,030	3,124
U.S. Coatings Acquisition Inc. (Flash Dutch 2 BV) 7.375% 2021[6]	2,840	3,103
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

Viacom Inc. 5.85% 2043	US$2,675	US$2,950
LSB Industries, Inc. 7.75% 2019[6]	2,735	2,947
American Electric Power Co. 1.65% 2017	2,960	2,944
Catalent Pharma Solutions Inc., Term Loan, 6.50% 2017[2,3,8]	2,810	2,850
Hughes Satellite Systems Corp. 7.625% 2021	2,500	2,831
UDR, Inc., Series A, 5.25% 2015	2,680	2,773
FMG Resources 8.25% 2019[6]	2,500	2,759
Petrobras International Finance Co. 5.375% 2021	695	706
Petrobras Global Finance Co. 6.25% 2024	900	930
Petrobras International Finance Co. 6.75% 2041	1,000	974
Petrobras Global Finance Co. 5.625% 2043	175	149
Schlumberger Investment SA 3.65% 2023	2,660	2,704
DCT Industrial Trust Inc. 4.50% 2023[6]	2,700	2,698
Essex Portfolio L.P. 3.25% 2023	2,870	2,695
UnitedHealth Group Inc. 2.875% 2023	2,825	2,685
Toys “R” Us-Delaware, Inc. 7.375% 2016[6]	2,000	1,865
Toys “R” Us-Delaware, Inc., Term Loan B2, 5.25% 2018[2,3,8]	958	804
WellPoint, Inc. 2.30% 2018	2,645	2,656
PRA Holdings, Inc. 9.50% 2023[6]	2,335	2,583
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A-2, 5.234% 2023[2]	2,225	2,529
Cumulus Media Inc., Term Loan B, 4.25% 2020[2,3,8]	2,493	2,516
Denbury Resources Inc. 8.25% 2020	2,292	2,504
Genworth Holdings, Inc. 4.90% 2023	2,300	2,417
Schaeffler Holding Finance BV 6.875% 2018[3,4,6]	2,225	2,378
Serena Software, Inc. 10.375% 2016	2,356	2,374
Enterprise Products Operating LLC 3.90% 2024	1,980	1,995
Enterprise Products Operating LLC 4.85% 2044	300	300
WM. Wrigley Jr. Co 3.375% 2020[6]	2,215	2,240
American Campus Communities, Inc. 3.75% 2023	2,340	2,236
Delhaize Group 5.70% 2040	2,129	2,173
Del Monte Corp. 7.625% 2019	2,077	2,167
AES Panamá, SA 6.35% 2016[6]	2,000	2,163
CEC Entertainment, Inc. 8.00% 2022[6]	2,075	2,158
Canadian Natural Resources Ltd. 5.70% 2017	1,500	1,690
Canadian Natural Resources Ltd. 3.80% 2024	425	428
Development Bank of Kazakhstan 5.50% 2015[6]	1,984	2,078
CNA Financial Corp. 7.35% 2019	1,200	1,474
CNA Financial Corp. 3.95% 2024	585	589
Walter Energy, Inc. 9.50% 2019[6]	2,000	2,043
Goodman Funding Pty Ltd. 6.375% 2020[6]	1,760	2,003
CME Group Inc. 5.30% 2043	1,733	1,947
International Paper Co. 7.30% 2039	1,410	1,846
IMS Health Inc. 7.375% 2018[4,6]	1,775	1,811
Berkshire Hathaway Inc. 2.00% 2018	1,785	1,798
Milacron LLC 7.75% 2021[6]	1,650	1,790
Leucadia National Corp. 5.50% 2023	1,685	1,759
Cenovus Energy Inc. 3.00% 2022	1,312	1,258
Cenovus Energy Inc. 3.80% 2023	500	499
Community Health Systems, Inc., Term Loan D1, 4.25% 2021[2,3,8]	1,736	1,752
TRAC Intermodal 11.00% 2019	1,525	1,746
Venezuela (Republic of) 9.25% 2027	2,315	1,736
SABMiller Holdings Inc. 4.95% 2042[6]	1,645	1,729
Ecopetrol SA 7.625% 2019	275	331
Ecopetrol SA 5.875% 2023	1,250	1,369
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

Newcrest Finance Pty Ltd. 4.45% 2021[6]	US$1,890	US$ 1,695
HBOS PLC 6.75% 2018[6]	1,490	1,692
Sabine Pass Liquefaction, LLC 5.625% 2021	1,600	1,658
TNK-BP Finance SA 7.50% 2016[6]	1,500	1,631
Alpha Natural Resources, Inc. 6.00% 2019	2,050	1,584
CNOOC Finance (2013) Ltd. 3.00% 2023	1,600	1,451
Rosetta Resources Inc. 5.625% 2021	1,350	1,387
Western Gas Partners LP 2.60% 2018	130	131
Western Gas Partners LP 4.00% 2022	1,250	1,241
Endo Pharmaceuticals Holdings Inc. 5.75% 2022[6]	1,315	1,351
Diamond Offshore Drilling, Inc. 4.875% 2043	1,350	1,322
Husky Energy Inc. 5.90% 2014	1,300	1,314
Amgen Inc. 2.50% 2016	1,205	1,246
News America Inc. 5.40% 2043	1,150	1,243
Kroger Co. 6.80% 2018	1,000	1,189
DISH DBS Corp. 4.625% 2017	1,100	1,174
Piedmont Operating Partnership LP 3.40% 2023	1,250	1,160
TitleMax Finance Corp. 8.50% 2018[6]	1,050	1,155
Odebrecht Finance Ltd 7.125% 2042[6]	1,135	1,112
Marfrig Holdings (Europe) BV 8.375% 2018	800	802
Marfrig Overseas Ltd. 9.50% 2020[6]	180	182
Marfrig Overseas Ltd. 9.50% 2020	100	101
Teve Pharmaceutical Finance Company BV, 2.95% 2022	1,145	1,066
Vodafone Group PLC 2.50% 2022	1,136	1,042
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A-3, 5.894% 2049[2,3]	890	996
Grifols Worldwide Operations Ltd. 5.25% 2022[6]	950	974
Modular Space Corp., Second Lien, 10.25% 2019[6]	825	860
Northwest Airlines, Inc., Term Loan A, 1.99% 2018[2,3,8]	734	683
Crescent Resources 10.25% 2017[6]	475	536
Time Warner Cable Inc. 4.00% 2021	500	520
Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	500	508
Santander Issuances, SA Unipersonal 6.50% 2019[3,6]	400	402
Iraq (Republic of) 5.80% 2028[2,6]	250	222
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 0.009% 2014[2,3,8]	49	26
		5,557,976
Total bonds, notes & other debt instruments (cost: $11,728,273,000)		12,036,332
Convertible securities 0.02%

U.S. dollars 0.01%	Shares

CEVA Group PLC, Series A-2, 2.226% convertible preferred[10,11]	1,141	1,455
Miscellaneous 0.01%

Other convertible securities in initial period of acquisition		1,221
Total convertible securities (cost: $2,416,000)		2,676
Preferred securities 0.04%
		Value
U.S. dollars 0.01%	Shares	(000)

Goldman Sachs Group, Inc., Series J, 5.50% depositary shares	51,450	US$ 1,231
Miscellaneous 0.03%

Other preferred securities in initial period of acquisition		3,433
Total preferred securities (cost: $4,648,000)		4,664
Common stocks 0.01%

U.S. dollars 0.01%

CEVA Group PLC[6,10,12]	527	672
Atrium Corp.[6,10,12]	191	—
Total common stocks (cost: $736,000)		672
	Principal amount
Short-term securities 4.83%	(000)

Freddie Mac 0.09%–0.17% due 5/2–10/23/2014	US$147,300	147,242
Federal Home Loan Bank 0.06%–0.065% due 4/11–6/25/2014	106,600	106,592
Fannie Mae 0.13% due 6/2/2014	50,000	49,995
Toronto-Dominion Holdings USA Inc. 0.16% due 6/20/2014[6]	50,000	49,984
Sumitomo Mitsui Banking Corp. 0.20% due 6/10/2014[6]	50,000	49,980
Victory Receivables Corp. 0.05%–0.16% due 4/1–5/28/2014[6]	48,950	48,945
Société Générale North America, Inc. 0.18% due 5/5/2014	42,600	42,593
BNP Paribas Finance Inc. 0.07% due 4/1/2014	41,900	41,900
Chevron Corp. 0.10% due 5/13/2014[6]	23,100	23,096
GlaxoSmithKline Finance PLC 0.11% due 5/20/2014[6]	23,100	23,094
Nordea Bank AB 0.165% due 6/16/2014[6]	20,000	19,993
Australia & New Zealand Banking Group, Ltd. 0.14% due 5/7/2014[6]	13,200	13,198
Total short-term securities (cost: $616,601,000)		616,612
Total investment securities (cost: $12,352,674,000)		12,660,956
Other assets less liabilities		92,191
Net assets		$12,753,147

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

[1]	Step bond; coupon rate will increase at a later date.
[2]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[3]	Coupon rate may change periodically.
[4]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[5]	Index-linked bond whose principal amount moves with a government price index.
[6]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,257,294,000, which represented 9.86% of the net assets of the fund.
[7]	A portion of this security was pledged as collateral. The total value of pledged collateral was $11,252,000, which represented ..09% of the net assets of the fund.
[8]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $80,659,000, which represented .63% of the net assets of the fund.
[9]	Scheduled interest and/or principal payment was not received.
[10]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $3,348,000, which represented .03% of the net assets of the fund.
[11]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. This security (acquired from 3/10/2010 to 1/21/2011 at a cost of $1,687,000) may be subject to legal or contractual restrictions on resale.
[12]	Security did not produce income during the last 12 months.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-031-0514O-S37674

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL WORLD BOND FUND

By /s/ Mark H. Dalzell
Mark H. Dalzell, President and Principal Executive Officer

Date: May 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Mark H. Dalzell
Mark H. Dalzell, President and Principal Executive Officer

Date: May 30, 2014

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: May 30, 2014